[GRAPHIC OMITTED]

                         BOSTON PARTNERS FAMILY OF FUNDS
                                       OF
                               THE RBB FUND, INC.









                              LARGE CAP VALUE FUND

                               MID CAP VALUE FUND

                             SMALL CAP VALUE FUND II

                               ALL-CAP VALUE FUND

                             LONG/SHORT EQUITY FUND











                               Semi-Annual Report
                                February 28, 2003


                                 [LOGO OMITTED]

                                       BP

                    BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                    --------------------------------------------------
                    ONE PHILOSOPHY o ONE CULTURE o ONE FOCUS

                         BOSTON PARTNERS FAMILY OF FUNDS
                           PORTFOLIO MANAGER'S LETTER


March 15, 2003

Dear Shareholder,

     As the equity market continues to produce negative returns, we thought it appropriate to reflect on recent market cycles. While the capital markets have indeed been unstable and investors are concerned about what the future holds, it is important to note that in our view the longer-term benchmark averages are in line with historical norms. This might seem surprising given the recent market turbulence, but although the volatility has been immense, we believe money can be made from here not by looking back and wringing our hands in worry, but by focusing on the opportunities that have been created.

     Had we told our clients at the inception of the firm in 1995 that the S&P 500 would return 10% on an annualized basis by the end of 2002, we believe the majority would have been pleased with that outcome. What no one could have predicted is the highly volatile manner that would lead to the 10% figure. As an example, the three-year return of the S&P 500 at the end of 1999 was 27.5%; clearly an excessive figure, yet many expected this trend to continue into perpetuity. The three-year return of the S&P at the end of 2002 is now NEGATIVE 14.5%, unsightly but not surprising in light of the prior three years. Combining the two periods gives us a six-year return of 4.4%, not necessarily a figure to get excited about but hardly a reason to call for the end of the modern economy.

     Taking the longer-term perspective, as smart investors do, the eight-year return of the S&P is now 10.3%, precisely in line with the longer-term historical norms. In the end, we believe the intra-cycle volatility tends to dissipate and the moral remains the same: Investing is a long-term process.

     Looking ahead, we see many reasons to be optimistic. One reason for optimism is the belief that the current low level of interest rates combined with aggressive balance sheet restructurings will begin to take hold. The result should support a return in the upward trajectory of corporate profits and eventually corporate earnings. While lower interest expense and continued cost cutting initiatives will aid profits, we remain skeptical of the many forecasts calling for sharp revenue growth. We see few industries with any level of pricing power, and even fewer where there is a strong case to be made that a high level of pent-up demand exists. We believe the return to profitability will occur, but we must be patient. We must adhere to the notion that investing is a long-term process.

     We have used the markets' correction in 2002 to identify new holdings for our various equity strategies. A common theme across all products, regardless of capitalization focus, has been the attention to profitability characteristics. With the compression in valuations over the past 18 months, many stocks that have been outside of our valuation parameters are now viable candidates for inclusion in a value portfolio. For example, we are now able to identify a number of highly profitable companies trading at a price-to-earnings ratio well below their historical averages as well as the broad market. Opportunities of this nature are available and we are excited at what the future holds for the disciplined investor.

     At the organizational level, we are pleased to report to our clients that late in 2002 we welcomed 11 new partners to the organization. These new partners represent a diverse group of professionals from different areas of the organization including investments, operations, client service and sales. As with all the partners, these new individuals have put their own money at risk and their commitment will help to continue the success of Boston Partners.

     Our association with Robeco Asset Management has been working very well and we are in the early stages of structuring the global value product that we discussed with you last year. We will keep all of our clients informed of the ongoing relationship with our new partner.

     As we enter 2003 we continue to pay close attention to the resources dedicated to all aspects of our clients' portfolios. Whether it is in investments, client service, operations or administration, we will add resources as we strive to meet our clients' long-term investment goals. As always, we appreciate your continued support.

BOSTON PARTNERS LARGE CAP VALUE FUND
     The Boston Partners Large Cap Value Fund posted disappointing returns over the six-month period ending February 28, 2003.

                                                         SIX MONTHS ENDED
                                                         FEBRUARY 28, 2003
                                                         -----------------
            Boston Partners Large Cap Value Fund
             --Institutional Shares                          (8.99)%
             --Investor Shares                               (9.22)%

            Russell 1000 Value                               (7.80)%
            S&P 500                                          (7.29)%

     Although the Boston Partners Large Cap Value Fund posted negative returns for this period, several sectors had positive returns, including Energy and Communications holdings. Strong stock selection in the Healthcare,
Transportation, and Basics sectors added to performance over the period. Our Technology and Finance holdings detracted from performance.

     Looking forward, we believe two sectors will do particularly well in the coming months. One is Healthcare, which has historically been a safe place to be when economic conditions are uncertain. We have a significant overweight in this sector and have already reaped some rewards both from the weighting and from strong stock selection. Another sector that we are favorable towards is the Energy sector. As mentioned previously, investors are expecting that oil prices will plummet at the conclusion of the conflict in Iraq, and energy stocks are trading at levels that have already priced in declines in oil prices to levels we believe are too low. We believe that there is some upside to the sector as a whole as a result of this assumption.

     We believe that the larger cap segment of the market as a whole is fairly valued. With the S&P 500's earnings power at an estimated $51, the market is currently trading at 17x earnings, which is on the higher end of average for the index. Despite the aggregate large cap market being fairly valued, we are finding more investment opportunities than we did three years ago. Over the course of the down market, we have selectively been adding high quality companies at compelling prices to the portfolios. This has given us the opportunity to upgrade the quality of the portfolio. The valuation characteristics as measured by Price-to-Earnings and Price-to-Book have gone down, and the profitability characteristics as measured by Operating Return on Assets (OROA) and Return on Equity (ROE) have gone up. In addition, both our valuation and profitability characteristics are better than the benchmark's, as such we believe the long-term prospects for our Large Cap Value Fund look quite favorable.

MID CAP VALUE EQUITY FUND
     The Boston Partners Mid Cap Value Fund posted strong relative returns over the past six months ending February 28, 2003.

                                                         SIX MONTHS ENDED
                                                         FEBRUARY 28, 2003
                                                         -----------------
             Boston Partners Mid Cap Value Fund
              --Institutional Shares                         (6.19)%
              --Investor Shares                              (6.16)%

             Russell 2500 Value                              (8.42)%

     Strong stock selection in the Consumer Non-Durable, Consumer Services, Technology, and Basics sectors added to performance during the six month period. Our Finance, Healthcare and Basics holdings detracted from performance for the period.

     Paramount to our success over the near and long term, has been (and will be) our continued focus on each company's financial health. In the past, we have discussed with our clients our focus on increasing the portfolio's profitability characteristics. As of February 28th, the Operating Return on Operating Assets
(OROA) of the Mid Cap Value Fund exhibited a 31% premium versus the benchmark. The Return on Equity (ROE) metric exhibited a substantial premium at 46%. What has allowed us to create such a portfolio? It has been due to the demise of many quality, but richly valued, companies. Investments that would have been a stretch for a value manager 18 months ago, are now investments soundly within of our universe. We will continue to try to take advantage of the markets' downside volatility with the goal of creating a portfolio for the long term.

BOSTON PARTNERS SMALL CAP VALUE FUND II
     The Boston Partners Small Cap Value Fund II posted negative returns and lagged the Russell 2000 Value for the period. The returns were as follows.

                                                         SIX MONTHS ENDED
                                                         FEBRUARY 28, 2003
                                                         -----------------
            Boston Partners Small Cap Value Fund II
             --Institutional Shares                          (11.50)%
             --Investor Shares                               (11.63)%

            Russell 2000 Value                                (8.50)%

     During the six month period ending February 28, 2003, the Boston Partners Small Cap Value Fund II lagged the benchmark in the Finance, Technology, and Utilities sectors. Areas of strength for the portfolio this period included stock selection in Consumer Services and Consumer Non-Durable sectors, as well as a diverse collection of real estate investment trust holdings.

     The Small Cap Value Fund II continues to have better valuation and profitability characteristics than the broad market and the value benchmark. The composites' valuation and profitability characteristics at the end of February 2003 are at their most attractive levels in years. As of February 28th, the Operating Return on Operating Assets (OROA) of the Small Cap Value Fund II exhibited a 44% premium versus the benchmark. The Return on Equity (ROE) of the portfolio exhibited a substantial premium at 41%. Coupled with stock-specific catalysts, we believe the portfolio is well positioned to realize their return potential over a reasonable amount of time.

BOSTON PARTNERS ALL-CAP VALUE FUND
     The Boston Partners All-Cap Value Fund posted negative returns and lagged the Russell 3000 Value for the period. The returns were as follows.

                                                         SIX MONTHS ENDED
                                                         FEBRUARY 28, 2003
                                                         -----------------
            Boston Partners All-Cap Value Fund
             --Institutional Shares                          (8.30)%
             --Investor Shares                               (8.51)%

            Russell 3000 Value                               (7.85)%

     During the six-month period ending February 28, 2003, areas of strength for the portfolio included stock selection in Finance and Capital Goods. Areas of disappointment included the Consumer Services and Utilities sectors.

     During the period ending February 28, 2003, as stock prices fell across the capitalization spectrum and 162 industries experienced negative returns, quality companies declined along with mediocre ones. In this environment, we selectively invested in companies, such as quality pharmaceutical businesses, with sound profitability characteristics that fell to the lower end of their valuation histories. We continued to enrich the portfolio's profitability characteristics while keeping its valuation levels intact. We believe that the portfolio is well positioned to realize its upside potential.

BOSTON PARTNERS LONG/SHORT EQUITY FUND
     The Boston Partners' Long/Short Equity Fund performance was essentially flat for the six-month period ending February 2003. That said, the portfolio's returns for the period, were notably better than most equity benchmarks, value and growth alike, and the portfolio helped protect capital relatively well.

                                                         SIX MONTHS ENDED
                                                         FEBRUARY 28, 2003
                                                         -----------------
            Boston Partners Long/Short Equity
             --Institutional Shares                          (0.23)%
             --Investor Shares                               (0.42)%

     Market rallies have also created a number of attractive opportunities for short positions in the Boston Partners Long/Short Equity Fund, especially in the Technology sector. At the end of February 2003, the portfolio carried a net short position in a number of technology holdings based on a shaky earnings outlook, negative business fundamentals, and valuations that we believe far exceed the underlying general business health.

     The "boom, bust" market cycle of the past four years has created opportunities for many long positions as well. A specific area of focus has been identifying companies that possess the proper criteria that make them prime candidates for a leveraged or management buyout. These companies are characterized by attractive valuations, positive free cash flow, profitability that is depressed relative to the company's history, and a valuable franchise. The thought process is that if the public market does accurately reflect the business opportunity than a strategic or financial buyer will by taking the company private. This work is bolstered by the catalyst of significant capital ready to be deployed by buyout funds that are flush with capital. The initial work has lead to specific investments in the Restaurant, Food, and Retail sectors.




     Warmest regards for a successful 2003,

     Boston Partners Asset Management, LP

                         BOSTON PARTNERS FAMILY OF FUNDS
                              LARGE CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2003 (UNAUDITED)


                                                      NUMBER
                                                     OF SHARES        VALUE
                                                     ---------     -----------

COMMON STOCK--98.9%
AEROSPACE/DEFENSE--0.9%
   Lockheed Martin Corp. .........................      9,000      $   411,480
                                                                   -----------
AUTOMOTIVE--1.4%
   Ford Motor Co. ................................     47,300          393,536
   Lear Corp.* ...................................      6,100          231,678
                                                                   -----------
                                                                       625,214
                                                                   -----------
BANKS & SAVINGS & LOANS--7.6%
   Banco Bilbao Vizcaya Argentaria, S.A. - ADR ...     27,300          230,139
   Bank of New York Co., Inc., (The) .............     19,600          446,488
   Comerica, Inc. ................................     11,000          450,780
   FleetBoston Financial Corp. ...................     43,900        1,078,184
   National City Corp. ...........................      9,000          248,580
   Toronto-Dominion Bank, (The) ..................     12,700          286,385
   Wachovia Corp. ................................     19,600          695,408
                                                                   -----------
                                                                     3,435,964
                                                                   -----------
BROADCASTING & PUBLISHING--1.8%
   Liberty Media Corp., Class A* .................     88,332          811,771
                                                                   -----------
COMPUTERS, SOFTWARE & SERVICES--3.0%
   Computer Sciences Corp.* ......................     14,300          447,018
   Microsoft Corp. ...............................     38,200          905,340
                                                                   -----------
                                                                     1,352,358
                                                                   -----------
CONSUMER PRODUCTS & SERVICES--3.1%
   Avon Products, Inc. ...........................      8,600          447,200
   Kimberly-Clark Corp. ..........................      7,900          362,057
   Procter & Gamble Co., (The) ...................      7,200          589,392
                                                                   -----------
                                                                     1,398,649
                                                                   -----------
CONTAINERS--0.5%
   Smurfit-Stone Container Corp.* ................     16,600          219,784
                                                                   -----------
DISTRIBUTION--0.5%
   W.W. Grainger, Inc. ...........................      4,900          225,547
                                                                   -----------


                                                      NUMBER
                                                     OF SHARES        VALUE
                                                     ---------     -----------

ELECTRIC UTILITIES--2.8%
   FirstEnergy Corp. .............................     23,900      $   705,050
   Pinnacle West Capital Corp. ...................     18,500          564,990
                                                                   -----------
                                                                     1,270,040
                                                                   -----------
FINANCIAL SERVICES--13.0%
   Citigroup, Inc. .............................       37,499        1,250,217
   Countrywide Financial Corp. .................       27,600        1,473,564
   Fannie Mae ..................................       11,200          717,920
   Freddie Mac .................................       25,200        1,377,180
   MBIA, Inc. ..................................       27,850        1,061,920
                                                                   -----------
                                                                     5,880,801
                                                                   -----------
FOOD & BEVERAGE--2.6%
   Archer-Daniels-Midland Co. ..................       25,800          281,220
   Kraft Foods, Inc., Class A ..................       10,900          322,749
   PepsiCo, Inc. ...............................       15,100          578,632
                                                                   -----------
                                                                     1,182,601
                                                                   -----------
HEALTHCARE--1.1%
   Tenet Healthcare Corp.* .......................     27,000          490,590
                                                                   -----------
INSURANCE--8.2%
   ACE Ltd. ......................................     20,700          573,597
   Allmerica Financial Corp.* ....................      6,380           90,277
   American International Group, Inc. ............     22,295        1,098,920
   Berkshire Hathaway, Inc.* .....................        485        1,001,525
   Radian Group, Inc. ............................     17,000          592,790
   Travelers Property Casualty Corp., Class A ....     23,549          368,542
                                                                   -----------
                                                                     3,725,651
                                                                   -----------
LEISURE & ENTERTAINMENT--2.2%
   International Game Technology* ................      6,700          526,486
   Mandalay Resort Group* ........................     17,900          451,796
                                                                   -----------
                                                                       978,282
                                                                   -----------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                              LARGE CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2003 (UNAUDITED)


                                                      NUMBER
                                                     OF SHARES        VALUE
                                                     ---------     -----------

MANUFACTURING--3.1%
   Illinois Tool Works, Inc. ...................        8,000      $   476,560
   Tyco International Ltd. .....................       62,400          923,520
                                                                   -----------
                                                                     1,400,080
                                                                   -----------
MANUFACTURING - APPAREL--1.1%
   Liz Claiborne, Inc. .........................       17,600          496,320
                                                                   -----------
MEDICAL EQUIPMENT AND SUPPLIES--3.1%
   Alcon, Inc.* ................................       10,900          426,735
   Beckman Coulter, Inc. .......................        5,800          191,980
   C.R. Bard, Inc. .............................        8,500          502,350
   Smith & Nephew PLC - ADR ....................        5,200          300,300
                                                                   -----------
                                                                     1,421,365
                                                                   -----------
OIL & GAS EXPLORATION--14.4%
   Burlington Resources, Inc. ..................       21,400          991,890
   Canadian Natural Resources Ltd. .............       19,800          682,110
   ChevronTexaco Corp. .........................       19,000        1,219,230
   Exxon Mobil Corp. ...........................       23,600          802,872
   Kerr-McGee Corp. ............................       22,000          907,280
   Marathon Oil Corp. ..........................       37,300          861,257
   Petroleo Brasileiro S.A. - ADR ..............       19,600          262,052
   Transocean, Inc.* ...........................       35,200          799,040
                                                                   -----------
                                                                     6,525,731
                                                                   -----------
PAPER & FORESTRY PRODUCTS--1.6%
   Abitibi-Consolidated, Inc. ..................       67,900          505,855
   International Paper Co. .....................        6,800          238,204
                                                                   -----------
                                                                       744,059
                                                                   -----------
PHARMACEUTICALS--9.2%
   AmerisourceBergen Corp. .....................        4,500          247,500
   King Pharmaceuticals, Inc.* .................       15,900          266,325
   Merck & Co., Inc. ...........................       20,300        1,070,825
   Pharmacia Corp. .............................       28,000        1,156,960
   Shire Pharmaceuticals Group PLC - ADR* ......       17,600          276,866
   Wyeth .......................................       32,500        1,145,625
                                                                   -----------
                                                                     4,164,101
                                                                   -----------


                                                      NUMBER
                                                     OF SHARES        VALUE
                                                     ---------     -----------

PUBLISHING & INFORMATION SERVICES--3.6%
   Gannett Co., Inc. ...........................        9,000      $   649,530
   Knight-Ridder, Inc. .........................       10,900          695,529
   Reader's Digest Association, Inc., (The) ....       25,900          279,979
                                                                   -----------
                                                                     1,625,038
                                                                   -----------
RESTAURANTS--0.8%
   McDonald's Corp. ............................       27,100          368,831
                                                                   -----------
RETAIL--1.6%
   Abercrombie & Fitch Co., Class A* ...........        5,700          156,750
   Federated Department Stores, Inc.* ..........       22,300          568,650
                                                                   -----------
                                                                       725,400
                                                                   -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.4%
   Advanced Mirco Devices, Inc.* .................     36,700          201,483
                                                                   -----------
STEEL--0.2%
   United States Steel Corp. .....................      7,400           85,988
                                                                   -----------
TELECOMMUNICATIONS & EQUIPMENT--5.4%
   3Com Corp.* .................................      139,900          586,181
   ALLTEL Corp. ................................       11,800          512,356
   AT&T Corp. ..................................       10,935          202,735
   CenturyTel, Inc. ............................        8,400          230,160
   Nokia Corp. - ADR ...........................       28,400          375,732
   Sprint Corp. ................................       42,100          534,670
                                                                   -----------
                                                                     2,441,834
                                                                   -----------
TOBACCO--3.1%
   Altria Group, Inc. ............................     12,600          486,990
   UST, Inc. .....................................     31,300          902,379
                                                                   -----------
                                                                     1,389,369
                                                                   -----------
TRANSPORTATION--0.1%
   CP Ships Ltd. .................................      5,525           69,063
                                                                   -----------
TRAVEL SERVICES--0.9%
   Carnival Corp. ................................     17,000          390,490
                                                                   -----------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                              LARGE CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2003 (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES         VALUE
                                                    ---------      -----------

WASTE MANAGEMENT--1.6%
   Republic Services, Inc.* ......................     37,000      $   705,590
                                                                   -----------
     TOTAL COMMON STOCK
       (Cost $50,072,599) ........................                  44,763,474
                                                                   -----------
SHORT TERM INVESTMENTS--3.9%
   Galaxy Money Market Fund
     0.890% 03/03/03 .............................    886,919          886,919
   Wilmington Prime Money Market Portfolio
     0.799% 03/03/03 .............................    886,920          886,920
                                                                   -----------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $1,773,839) .........................                   1,773,839
                                                                   -----------
TOTAL INVESTMENTS--102.8%
   (Cost $51,846,438) ............................                  46,537,313
                                                                   -----------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(2.8)% ..........................                  (1,272,416)

NET ASSETS--100.0% ...............................                 $45,264,897
                                                                   ===========


-------------
*  Non-income producing.
ADR -- American Depository Receipt.


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                               MID CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2003 (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES         VALUE
                                                    ---------      -----------

COMMON STOCK--103.3%
ADVERTISING SERVICES--1.9%
   Lamar Advertising Co.* ......................       31,805      $   997,723
                                                                   -----------
AGRICULTURE--2.3%
   Bunge Ltd. ..................................       12,800          331,520
   Delta and Pine Land Co. .....................       46,200          912,450
                                                                   -----------
                                                                     1,243,970
                                                                   -----------
AUTOMOTIVE--1.2%
   Lear Corp.* .................................       17,000          645,660
                                                                   -----------
BANKS & SAVINGS & LOANS--1.7%
   Associated Banc-Corp. .......................       17,080          590,797
   GreenPoint Financial Corp. ..................        7,000          297,360
                                                                   -----------
                                                                       888,157
                                                                   -----------
CELLULAR/WIRELESS--1.5%
   United States Cellular Corp.* ...............       33,050          804,767
                                                                   -----------
CHEMICALS--0.9%
   Ashland, Inc. ...............................       17,600          489,456
                                                                   -----------
COMPUTERS, SOFTWARE & SERVICES--2.5%
   Activision, Inc.* ...........................       23,900          356,110
   Adaptec, Inc.* ..............................       55,500          337,995
   Sybase, Inc.* ...............................       45,245          664,649
                                                                   -----------
                                                                     1,358,754
                                                                   -----------
CONTAINERS--2.5%
   Pactiv Corp.* ...............................       24,300          480,168
   Sealed Air Corp.* ...........................       23,000          834,210
                                                                   -----------
                                                                     1,314,378
                                                                   -----------
DISTRIBUTION--1.6%
   W.W. Grainger, Inc. .........................       18,195          837,516
                                                                   -----------
DIVERSIFIED--3.1%
   ITT Industries, Inc. ........................       12,200          686,006
   Viad Corp. ..................................       45,500          950,950
                                                                   -----------
                                                                     1,636,956
                                                                   -----------


                                                     NUMBER
                                                    OF SHARES         VALUE
                                                    ---------      -----------

ELECTRIC UTILITIES--4.8%
   NSTAR .......................................       18,000      $   727,560
   Pinnacle West Capital Corp. .................       33,500        1,023,090
   PPL Corp. ...................................       16,000          562,720
   Sierra Pacific Resources* ...................       85,900          256,841
                                                                   -----------
                                                                     2,570,211
                                                                   -----------
ELECTRONIC COMPONENTS & INSTRUMENTS--1.4%
   Arrow Electronics, Inc.* ....................       14,300          205,634
   Avnet, Inc.* ................................       20,200          208,060
   Molex, Inc. .................................       10,600          236,062
   Molex, Inc., Class A ........................        5,770          109,630
                                                                   -----------
                                                                       759,386
                                                                   -----------
ENERGY--0.8%
   Constellation Energy Group, Inc. ............       17,100          448,362
                                                                   -----------
FINANCIAL SERVICES--5.2%
   A.G. Edwards, Inc. ..........................       23,700          632,079
   Affiliated Managers Group, Inc.* ............       13,000          551,330
   Countrywide Financial Corp. .................       14,400          768,816
   MBIA, Inc. ..................................       15,300          583,389
   Student Loan Corp., (The) ...................        2,600          245,180
                                                                   -----------
                                                                     2,780,794
                                                                   -----------
FOOD & BEVERAGE--5.0%
   Hormel Foods Corp. ..........................       32,000          672,320
   McCormick & Co., Inc. .......................       38,600          892,818
   Smithfield Foods, Inc.* .....................       59,500        1,102,535
                                                                   -----------
                                                                     2,667,673
                                                                   -----------
HEALTHCARE--3.8%
   Apria Healthcare Group, Inc.* ...............       37,105          817,423
   Health Net, Inc.* ...........................       22,900          575,019
   Manor Care, Inc.* ...........................       34,900          639,717
                                                                   -----------
                                                                     2,032,159
                                                                   -----------
HOTELS AND MOTELS--2.4%
   Hilton Hotels Corp. .........................       86,200          947,338
   Starwood Hotels & Resorts
     Worldwide, Inc. ...........................       15,130          342,089
                                                                   -----------
                                                                     1,289,427
                                                                   -----------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                               MID CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2003 (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES         VALUE
                                                    ---------      -----------

INSURANCE--13.2%
   Ambac Financial Group, Inc. .................        5,800      $   283,330
   CNA Financial Corp.* ........................       11,075          254,614
   Everest Re Group Ltd. .......................        8,200          437,880
   Jefferson-Pilot Corp. .......................        6,600          248,820
   Mercury General Corp. .......................       54,165        1,961,315
   Nationwide Financial Services,
     Inc., Class A .............................       29,455          715,756
   PartnerRe Ltd. ..............................       10,490          522,927
   Radian Group, Inc. ..........................       32,000        1,115,840
   WellChoice, Inc.* ...........................       37,600          763,280
   White Mountains Insurance Group Ltd. ........        2,255          730,620
                                                                   -----------
                                                                     7,034,382
                                                                   -----------
INTERNET--2.8%
   Network Associates, Inc.* ...................       56,587          837,487
   ProQuest Co.* ...............................       33,845          636,963
                                                                   -----------
                                                                     1,474,450
                                                                   -----------
LEISURE & ENTERTAINMENT--5.2%
   Harrah's Entertainment, Inc.* ...............       25,400          834,136
   Regal Entertainment Group, Class A ..........       58,375        1,167,500
   WMS Industries, Inc.* .......................       64,475          774,990
                                                                   -----------
                                                                     2,776,626
                                                                   -----------
MACHINERY--3.6%
   Dover Corp. .................................       30,800          786,016
   Pall Corp. ..................................       70,400        1,136,256
                                                                   -----------
                                                                     1,922,272
                                                                   -----------
MANUFACTURING - APPAREL--1.6%
   Jones Apparel Group, Inc.* ..................       29,200          828,112
                                                                   -----------
MEDIA--1.3%
   Gemstar-TV Guide International, Inc.* .......      198,400          702,336
                                                                   -----------
MEDICAL EQUIPMENT AND SUPPLIES--2.0%
   C.R. Bard, Inc. .............................       18,300        1,081,530
                                                                   -----------


                                                     NUMBER
                                                    OF SHARES         VALUE
                                                    ---------      -----------

METALS - NON-FERROUS--1.0%
   Phelps Dodge Corp.* .........................       14,500      $   521,420
                                                                   -----------
OIL & GAS EXPLORATION--4.5%
   Diamond Offshore Drilling, Inc. .............       37,100          814,345
   Kerr-McGee Corp. ............................       21,000          866,040
   Nabors Industries Ltd.* ....................        18,000          713,700
                                                                   -----------
                                                                     2,394,085
                                                                   -----------
OIL SERVICES--0.6%
   Grant Prideco, Inc.* ........................       24,600          298,152
                                                                   -----------
PAPER & FORESTRY PRODUCTS--3.8%
   Abitibi-Consolidated, Inc. ..................      115,200          858,240
     Boise Cascade Corp. .......................       24,500          590,940
   Temple-Inland, Inc. .........................       14,000          586,600
                                                                   -----------
                                                                     2,035,780
                                                                   -----------
PHARMACEUTICALS--2.3%
   Express Scripts, Inc.* ......................       14,100          729,252
   Shire Pharmaceuticals Group PLC - ADR* ......       32,200          506,538
                                                                   -----------
                                                                     1,235,790
                                                                   -----------
PUBLISHING & INFORMATION SERVICES--5.2%
   Knight-Ridder, Inc. .........................       18,600        1,186,866
   Meredith Corp. ..............................        9,500          371,640
   Reader's Digest Association, Inc., (The) ....       28,600          309,166
   Valassis Communications, Inc.* ..............       38,800          883,864
                                                                   -----------
                                                                     2,751,536
                                                                   -----------
REAL ESTATE--1.2%
   Ventas, Inc. (REIT) .........................       51,200          614,400
                                                                   -----------
RESTAURANTS--0.9%
   Wendy's International, Inc. .................       18,000          455,940
                                                                   -----------
RETAIL--2.6%
   BJ's Wholesale Club, Inc.* ..................       52,000          726,960
   Payless ShoeSource, Inc.* ...................       14,560          678,642
                                                                   -----------
                                                                     1,405,602
                                                                   -----------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                               MID CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2003 (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES         VALUE
                                                    ---------      -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS--4.9%
   Axcelis Technologies, Inc. * ................       80,410      $   486,481
   GlobespanVirata, Inc.* ......................      160,000          745,600
   National Semiconductor Corp.* ...............       60,000        1,027,800
   Teradyne, Inc.* .............................       32,780          379,920
                                                                   -----------
                                                                     2,639,801
                                                                   -----------
STEEL--2.0%
   Nucor Corp. .................................       25,900        1,077,440
                                                                   -----------
TOBACCO--2.0%
   Loews Corp. - Carolina Group ................       50,500        1,080,700
                                                                   -----------
     TOTAL COMMON STOCK
       (Cost $59,587,000) ......................                    55,095,703
                                                                   -----------
SHORT TERM INVESTMENTS--5.5%
   Galaxy Money Market Fund
     0.890% 03/03/03 ...........................    1,468,219        1,468,219
   Wilmington Prime Money Market
     Portfolio
     0.799% 03/03/03 ...........................    1,468,220        1,468,220
                                                                   -----------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $2,936,439) .......................                     2,936,439
                                                                   -----------
TOTAL INVESTMENTS--108.8%
   (Cost $62,523,439) ..........................                    58,032,142
                                                                   -----------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(8.8)% ........................                    (4,716,461)
                                                                   -----------
NET ASSETS--100.0% .............................                   $53,315,681
                                                                   ===========


-------------
*  Non-income producing.

ADR -- American Depository Receipt.

REIT -- Real Estate Investment Trust.


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2003 (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES         VALUE
                                                    ---------      -----------

COMMON STOCK--96.8%
ADVERTISING--1.0%
   ADVO, Inc. ..................................       73,965      $  2,315,844
                                                                   ------------
AIR TRANSPORT--0.4%
   ExpressJet Holdings, Inc., Class A* .........       88,700           709,600
   Mesaba Holdings, Inc.* ......................       44,100           249,165
                                                                   ------------
                                                                        958,765
                                                                   ------------
AUTOMOTIVE--0.6%
   Lithia Motors, Inc., Class A* ...............       30,100           379,260
   Monaco Coach Corp.* .........................       39,000           433,680
   National R.V. Holdings, Inc.* ...............       91,400           498,130
                                                                   ------------
                                                                      1,311,070
                                                                   ------------
BANKS & SAVINGS & LOANS--4.2%
   Bay View Capital Corp. ......................      361,600         1,992,416
   Brookline Bancorp, Inc. .....................       66,737           834,213
   Fidelity Bankshares, Inc. ...................       18,739           328,307
   First Community Bancorp .....................       16,600           479,906
   Franklin Bank Corp., Class A 144A ...........      119,100         1,191,000
   IndyMac Bancorp, Inc.* ......................      199,100         3,802,810
   ITLA Capital Corp.* .........................       12,900           425,700
   Local Financial Corp.* ......................       20,600           304,674
                                                                   ------------
                                                                      9,359,026
                                                                   ------------
BEVERAGES--0.2%
   Robert Mondavi Corp., (The), Class A* .......       20,900           528,979
                                                                   ------------
BROADCASTING & PUBLISHING--1.5%
   Alliance Atlantis Communications, Inc., Class B*   312,970         2,885,583
   Liberty Corp., (The) ........................       10,800           424,008
                                                                   ------------
                                                                      3,309,591
                                                                   ------------
BUSINESS & PUBLIC SERVICES--4.6%
   American Management Systems, Inc.* ..........       62,900           666,740
   Gevity HR, Inc. .............................      173,700           936,243



                                                     NUMBER
                                                    OF SHARES         VALUE
                                                    ---------      -----------

BUSINESS & PUBLIC SERVICES--(CONTINUED)
   Hall, Kinion & Associates, Inc.* ............       82,020      $     85,301
   Kendle International, Inc.* .................       82,900           474,188
   Kforce, Inc.* ...............................      201,100           482,640
   Medical Staffing Network
     Holdings, Inc.* ...........................       55,000           642,400
   MPS Group, Inc.* ............................      468,500         2,300,335
   National Processing, Inc.* ..................       35,200           501,600
   Service Corporation International* ..........    1,131,500         3,473,705
   Spherion Corp.* .............................       94,400           573,008
                                                                   ------------
                                                                     10,136,160
                                                                   ------------
CHEMICALS--1.4%
   Olin Corp. ..................................       99,200         1,636,800
   Spartech Corp. ..............................       82,000         1,402,200
                                                                   ------------
                                                                      3,039,000
                                                                   ------------
COMPUTERS, SOFTWARE & SERVICES--4.7%
   Activision, Inc.* ...........................       57,500           856,750
   Adaptec, Inc.* ..............................      107,100           652,239
   CompuCom Systems, Inc.* .....................      118,000           449,580
   Covansys Corp.* .............................      135,400           419,740
   DataTRAK International, Inc.* ...............      235,400           230,692
   Insight Enterprises, Inc.* ..................      144,500         1,101,090
   Keane, Inc.* ................................      139,100         1,114,191
   Maxtor Corp.* ...............................      304,856         1,829,136
   MSC.Software Corp. ..........................       58,200           531,948
   PC-Tel, Inc.* ...............................       97,600           697,840
   Pomeroy Computer Resources, Inc.* ...........       89,396           643,651
   SPSS, Inc.* .................................       70,700           770,630
   Tier Technologies, Inc., Class B* ...........      100,300         1,063,180
                                                                   ------------
                                                                     10,360,667
                                                                   ------------
CONSTRUCTION & BUILDING MATERIALS--1.1%
   Butler Manufacturing Co. ....................       27,400           493,200
   Champion Enterprises, Inc.* .................      386,800           796,808
   Granite Construction, Inc. ..................       39,700           657,829
   Modtech Holdings, Inc.* .....................       75,100           497,913
                                                                   ------------
                                                                      2,445,750
                                                                   ------------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2003 (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES         VALUE
                                                    ---------      -----------

CONSULTING SERVICES--3.0%
   DiamondCluster International, Inc., Class A*       184,555      $    372,801
   First Consulting Group, Inc.* ...............      105,740           613,292
   Navigant Consulting, Inc.* ..................      562,600         3,319,340
   Tetra Tech, Inc.* ...........................      176,900         2,328,004
                                                                   ------------
                                                                      6,633,437
                                                                   ------------
CONSUMER PRODUCTS & SERVICES--1.1%
   Playtex Products, Inc.* .....................      121,300           958,270
   Silgan Holdings, Inc.* ......................       71,700         1,456,944
                                                                   ------------
                                                                      2,415,214
                                                                   ------------
CONTAINERS--0.3%
   Constar International, Inc.* ................       77,100           592,128
                                                                   ------------
DATA PROCESSING & REPRODUCTION--0.3%
   FileNET Corp.* ..............................       56,600           710,896
                                                                   ------------
DISTRIBUTION--0.4%
   Bell Microproducts, Inc.* ...................       10,700            64,842
   Daisytek International Corp.* ...............       46,400            93,264
   Owens & Minor, Inc. .........................       42,100           686,230
                                                                   ------------
                                                                        844,336
                                                                   ------------
DIVERSIFIED OPERATIONS--0.3%
   Pittston Brink's Group ......................       40,800           578,136
                                                                   ------------
ELECTRIC UTILITIES--1.1%
   El Paso Electric Co.* .......................       48,800           502,640
   Green Mountain Power Corp. ..................       16,100           326,347
   Sierra Pacific Resources* ...................      559,200         1,672,008
                                                                   ------------
                                                                      2,500,995
                                                                   ------------
ELECTRONIC COMPONENTS & INSTRUMENTS--2.4%
   Avnet, Inc.* ................................       91,900           946,570
   C&D Technologies, Inc. ......................       45,900           785,349
   GrafTech International Ltd.* ................      148,900           524,128
   Integrated Electrical Services, Inc.* .......      384,100         1,474,944
   Technitrol, Inc.* ...........................       38,100           581,787
   Ultratech Stepper, Inc.* ....................       91,500         1,141,920
                                                                   ------------
                                                                      5,454,698
                                                                   ------------



                                                     NUMBER
                                                    OF SHARES         VALUE
                                                    ---------      -----------

ENERGY--0.3%
   Calpine Corp.* ..............................      245,327      $    684,462
                                                                   ------------
ENVIRONMENTAL SERVICES--0.1%
   Exponent, Inc.* .............................       16,450           230,300
                                                                   ------------
FINANCIAL SERVICES--7.4%
   Accredited Home Lenders Holding Co.* ........      198,660         1,535,642
   Advanta Corp., Class B ......................      156,800         1,238,720
   American Home Mortgage Holdings, Inc. .......       87,800           935,070
   AmeriCredit Corp.* ..........................      214,570           426,994
   BKF Capital Group, Inc.* ....................       24,300           404,595
   Century Business Services, Inc.* ............      442,700         1,230,706
   Federal Agricultural Mortgage
     Corp., Class C* ...........................      114,400         2,751,320
   Friedman, Billings, Ramsey Group, Inc.,
     Class A* ..................................      127,860         1,134,118
   MCG Capital Corp. ...........................      135,600         1,338,372
   Oxford Financial Corp. 144A .................      130,000         1,040,000
   Saxon Capital, Inc.* ........................      356,200         3,921,762
   Van der Moolen Holding N.V. ADR .............       32,400           432,864
                                                                   ------------
                                                                     16,390,163
                                                                   ------------
GAMBLING--0.7%
   MTR Gaming Group, Inc.* .....................       61,700           352,307
   Scientific Games Corp., Class A* ............      248,100         1,295,082
                                                                   ------------
                                                                      1,647,389
                                                                   ------------
HEALTHCARE--7.5%
   Apria Healthcare Group, Inc.* ...............      299,300         6,593,579
   Kindred Healthcare, Inc.* ...................       63,900         1,032,043
   NBTY, Inc.* .................................      216,300         3,867,444
   RehabCare Group, Inc.* ......................      181,900         3,190,526
   Renal Care Group, Inc.* .....................       62,000         1,814,740
   Res-Care, Inc.* .............................       98,500           280,725
                                                                   ------------
                                                                     16,779,057
                                                                   ------------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2003 (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES         VALUE
                                                    ---------      -----------

INSURANCE--14.1%
   Allmerica Financial Corp.* ..................      126,790      $  1,794,078
   American Physicians Capital, Inc.* ..........       76,800         1,502,208
   AmerUs Group Co. ............................       17,200           451,156
   Arch Capital Group Ltd.* ....................      150,700         4,710,882
   Hilb, Rogal & Hamilton Co. ..................       16,900           502,437
   Hub International Ltd. ......................      231,400         3,167,866
   Infinity Property & Casualty Corp.* .........      145,600         2,336,880
   Insurance Auto Auctions, Inc.* ..............       55,914           508,817
   IPC Holdings Ltd. ...........................      243,900         6,890,175
   Max Re Capital Ltd. .........................       87,600           981,120
   Navigators Group, Inc., (The)* ..............       37,940           967,470
   Odyssey Re Holdings Corp. ...................      140,220         2,528,167
   Penn-America Group, Inc. ....................       48,600           487,944
   Platinum Underwriters Holdings Ltd. .........       22,860           520,065
   PMA Capital Corp., Class A ..................       44,450           437,833
   RLI Corp. ...................................       31,850           825,871
   Scottish Annuity & Life Holdings Ltd. .......      164,900         2,861,015
                                                                   ------------
                                                                     31,473,984
                                                                   ------------
INTERNET--2.6%
   DoubleClick, Inc.* ..........................      464,700         2,992,668
   EarthLink, Inc.* ............................      158,300           786,751
   ProQuest Co.* ...............................      102,150         1,922,463
                                                                   ------------
                                                                      5,701,882
                                                                   ------------
LEISURE & ENTERTAINMENT--1.0%
   Multimedia Games, Inc.* .....................       35,000           640,150
   Racing Champions Ertl Corp.* ................       55,000           789,250
   Topps Co., Inc., (The)* .....................       26,700           215,469
   WMS Industries, Inc.* .......................       42,600           512,052
                                                                   ------------
                                                                      2,156,921
                                                                   ------------
MACHINERY--1.1%
   Terex Corp.* ................................      197,700         2,388,216
                                                                   ------------



                                                     NUMBER
                                                    OF SHARES         VALUE
                                                    ---------      -----------

MANUFACTURING--1.4%
   Actuant Corp., Class A* .....................       21,200      $    784,400
   Quixote Corp. ...............................       96,500         1,666,555
   Rayovac Corp.* ..............................       51,900           635,775
                                                                   ------------
                                                                      3,086,730
                                                                   ------------
MEDIA--1.2%
   Gemstar-TV Guide International, Inc.* .......      734,580         2,600,413
                                                                   ------------
MEDICAL EQUIPMENT AND SUPPLIES--5.9%
   CONMED Corp.* ...............................       80,600         1,225,120
   Cooper Companies, Inc., (The) ...............       56,400         1,638,420
   D & K Healthcare Resources, Inc. ............      151,300         1,417,681
   INAMED Corp.* ...............................       38,200         1,244,556
   Option Care, Inc.* ..........................      495,950         3,893,207
   Priority Healthcare Corp., Class B* .........       23,430           529,987
   Sola International, Inc.* ...................      252,900         3,181,482
                                                                   ------------
                                                                     13,130,453
                                                                   ------------
METALS & MINING--0.4%
   Joy Global, Inc.* ...........................       92,800           945,632
                                                                   ------------
MUTUAL FUNDS--2.0%
   Gladstone Capital Corp. .....................       73,600         1,145,216
     iShares Russell 2000 Value Index Fund .....       32,000         3,372,800
                                                                   ------------
                                                                      4,518,016
                                                                   ------------
OIL & GAS EXPLORATION--0.9%
   EXCO Resources, Inc.* .......................       14,200           244,240
   Parker Drilling Co.* ........................      184,800           458,304
   Swift Energy Co.* ...........................      140,900         1,311,779
                                                                   ------------
                                                                      2,014,323
                                                                   ------------
OIL SERVICES--2.5%
   Cal Dive International, Inc.* ...............       90,700         1,693,369
   Grant Prideco, Inc.* ........................       90,800         1,100,496
   Trico Marine Services, Inc.* ................      355,200           934,176
   World Fuel Services Corp. ...................       88,500         1,770,000
                                                                   ------------
                                                                      5,498,041
                                                                   ------------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2003 (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES         VALUE
                                                    ---------      -----------

PACKAGING & CONTAINERS--0.6%
   Packaging Dynamics Corp. ....................       54,660      $    367,862
   Tupperware Corp. ............................       73,800           920,286
                                                                   ------------
                                                                      1,288,148
                                                                   ------------
PRINTING SERVICES--0.7%
   Consolidated Graphics, Inc.* ................       38,800           937,020
   Wallace Computer Services, Inc. .............       26,500           675,485
                                                                   ------------
                                                                      1,612,505
                                                                   ------------
PUBLISHING & INFORMATION SERVICES--0.6%
   Pulitzer, Inc. ..............................       22,600           963,664
   Value Line, Inc. ............................        6,500           301,470
                                                                   ------------
                                                                      1,265,134
                                                                   ------------
RAILROADS--0.7%
   RailAmerica, Inc.* ..........................      328,200         1,601,616
                                                                   ------------

REAL ESTATE--7.5%
   American Financial Realty Trust
     144A ......................................      202,300         2,346,680
   Brandywine Realty Trust (REIT) ..............       27,650           568,761
   Corporate Office Properties Trust
     (REIT) ....................................       99,205         1,391,846
   FBR Asset Investment Corp.
     (REIT) ....................................       40,600         1,302,448
   Insignia Financial Group, Inc.* .............      105,389         1,149,794
   Jones Lang LaSalle, Inc.* ...................       23,400           324,090
   LNR Property Corp. ..........................       57,600         1,904,256
   Redwood Trust, Inc. (REIT) ..................      126,200         3,883,174
   RFS Hotel Investors, Inc. (REIT) ............       91,700           881,237
   Trammell Crow Co.* ..........................      269,500         2,290,750
   Ventas, Inc. (REIT) .........................       57,700           692,400

                                                                     16,735,436

RETAIL--4.6%
   Charming Shoppes, Inc.* .....................      385,800         1,118,820
   Coldwater Creek, Inc.* ......................       38,550           461,829
   Duane Reade, Inc.* ..........................       69,680           860,548
   Finish Line, Inc., (The), Class A* ..........      128,200         1,592,244


                                                     NUMBER
                                                    OF SHARES         VALUE
                                                    ---------      -----------

RETAIL--(CONTINUED)
   Friedman's, Inc., Class A ...................      134,900      $  1,307,181
   Galyan's Trading Co.* .......................       38,900           409,617
   J. Jill Group, Inc.* ........................       84,700           873,257
   Men's Wearhouse, Inc., (The)* ...............       53,400           758,280
   Oakley, Inc.* ...............................       45,200           361,148
   Pep Boys - Manny, Moe & Jack, (The) .........       68,700           620,361
   Rite Aid Corp.* .............................      229,800           551,520
   School Specialty, Inc.* .....................       18,400           345,736
   Steven Madden Ltd.* .........................       44,800           759,360
   Vans, Inc.* .................................       80,700           325,221
                                                                   ------------
                                                                     10,345,122
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.3%
   Brooks Automation, Inc.* ....................       27,600           279,312
   Helix Technology Corp. ......................       43,200           336,960
                                                                   ------------
                                                                        616,272
                                                                   ------------
STEEL--0.3%
   Ryerson Tull, Inc. ..........................       97,300           615,909
                                                                   ------------
TELECOMMUNICATIONS--1.0%
   Lightbridge, Inc.* ..........................      182,200         1,104,132
   Somera Communications, Inc.* ................      314,500           339,660
   Tekelec* ....................................       92,900           785,934
                                                                   ------------
                                                                      2,229,726
                                                                   ------------
TOBACCO--2.0%
   DIMON, Inc. .................................      262,100         1,604,052
   Standard Commercial Corp. ...................       83,400         1,401,120
   Universal Corp. .............................       37,900         1,444,369
                                                                   ------------
                                                                      4,449,541
                                                                   ------------
TRANSPORTATION--0.6%
   CP Ships Ltd. ...............................       93,700         1,171,250
   Offshore Logistics, Inc.* ...................       15,000           276,900
                                                                   ------------
                                                                      1,448,150
                                                                   ------------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2003 (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES         VALUE
                                                    ---------      -----------

TRAVEL SERVICES--0.2%
   Ambassadors Group, Inc.* ....................       26,000      $    318,500
   Ambassadors International, Inc.* ............       25,900           221,445
                                                                   ------------
                                                                        539,945
                                                                   ------------
     TOTAL COMMON STOCK
       (Cost $251,909,394) .....................                    215,488,178
                                                                   ------------
PREFERRED STOCKS--0.2%
OIL & GAS EXPLORATION--0.2%
   EXCO Resources, Inc.
     5.0% 05/23/03 .............................       29,700           522,423
                                                                   ------------
     TOTAL PREFERRED STOCKS
       (Cost $598,170) .........................                        522,423
                                                                   ------------



                                                     NUMBER
                                                    OF SHARES         VALUE
                                                    ---------      -----------

SHORT TERM INVESTMENTS--0.6%
   Galaxy Money Market Fund
     0.890% 03/03/03 ...........................      661,508      $    661,508
   Wilmington Prime Money Market
     Portfolio
     0.799% 03/03/03 ...........................      661,509           661,509
                                                                   ------------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $1,323,017) .......................                      1,323,017
                                                                   ------------
TOTAL INVESTMENTS--97.6%
   (Cost $253,830,581) .........................                    217,333,618
                                                                   ------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES--2.4% ...........................                      5,240,778
                                                                   ------------
NET ASSETS--100.0% .............................                   $222,574,396
                                                                   ============


-------------
*  Non-income producing.

ADR -- American Depository Receipt.

REIT -- Real Estate Investment Trust.

144A -- Security  was  purchased  pursuant to  Rule 144A under Securities Act of
         1933 and may not be resold except to qualified institutional buyers. As of February 28, 2003, these securities amounted to 2.1% of net assets.


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                               ALL-CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2003 (UNAUDITED)


                                                         NUMBER
                                                       OF SHARES      VALUE
                                                       ---------    ----------

COMMON STOCK--93.7%
AIR TRANSPORT--0.6%
   ExpressJet Holdings, Inc., Class A* ...........         1,825    $  14,600
                                                                    ---------
BEVERAGES--0.3%
   Constellation Brands, Inc., Class A* ..........           295        7,266
                                                                    ---------
BROADCASTING & PUBLISHING--1.0%
   Liberty Media Corp., Class A* .................         2,504       23,012
                                                                    ---------
COMPUTERS, SOFTWARE & SERVICES--2.9%
   Activision, Inc.* .............................         1,315       19,593
   Hewlett-Packard Co. ...........................         1,090       17,277
   Microsoft Corp. ...............................           630       14,931
   Perot Systems Corp., Class A* .................         1,775       17,768
                                                                    ---------
                                                                       69,569
                                                                    ---------
CONSUMER PRODUCTS & SERVICES--0.5%
   National Presto Industries, Inc. ..............           440       12,060
                                                                    ---------
DATA PROCESSING & REPRODUCTION--1.3%
   Dun & Bradstreet Corp., (The)* ................           505       18,129
   Global Payments, Inc. .........................           490       13,691
                                                                    ---------
                                                                       31,820
                                                                    ---------
DISTRIBUTION--0.8%
   W.W. Grainger, Inc. ...........................           440       20,253
                                                                    ---------
DIVERSIFIED OPERATIONS--1.3%
   Chemed Corp. ..................................           275        9,130
   Pittston Brink's Group ........................         1,490       21,113
                                                                    ---------
                                                                       30,243
                                                                    ---------
ELECTRIC UTILITIES--2.8%
   Korea Electric Power (KEPCO) Corp. - ADR ......         2,435       20,089
   PG&E Corp.* ...................................         2,890       36,847
   Sierra Pacific Resources* .....................         3,090        9,239
                                                                    ---------
                                                                       66,175
                                                                    ---------
ELECTRICAL EQUIPMENT--0.6%
   Makita Corp. - ADR ............................         2,240       15,098
                                                                    ---------


                                                         NUMBER
                                                       OF SHARES      VALUE
                                                       ---------    ----------

ELECTRONIC COMPONENTS & INSTRUMENTS--0.6%
   Altera Corp.* .................................           510    $   6,390
   Xilinx, Inc.* .................................           340        7,786
                                                                    ---------
                                                                       14,176
                                                                    ---------
FINANCIAL SERVICES--11.3%
   AmeriCredit Corp.* ............................         3,485        6,935
   BKF Capital Group, Inc.* ......................           415        6,910
   Countrywide Financial Corp. ...................           930       49,653
   Fannie Mae ....................................           670       42,947
   Freddie Mac ...................................         1,140       62,301
   MBIA, Inc. ....................................         1,555       59,292
   MCG Capital Corp. .............................           605        5,971
   Moody's Corp. .................................           375       16,538
   Saxon Capital, Inc.* ..........................         1,840       20,258
                                                                    ---------
                                                                      270,805
                                                                    ---------
FOOD & BEVERAGE--1.8%
   Chiquita Brands International, Inc.* ..........         1,570       15,119
   Fresh Del Monte Produce, Inc. .................           585       10,612
   Nestle SA - ADR ...............................           330       16,609
                                                                    ---------
                                                                       42,340
                                                                    ---------
HEALTHCARE--3.0%
   Kindred Healthcare, Inc.* .....................           525        8,479
   Lincare Holdings, Inc.* .......................           415       12,409
   Renal Care Group, Inc.* .......................         1,255       36,734
   Tenet Healthcare Corp.* .......................           800       14,536
                                                                    ---------
                                                                       72,158
                                                                    ---------
INSURANCE--19.2%
   ACE Ltd. ......................................         3,050       84,515
   Alleghany Corp.* ..............................           270       44,388
   Allmerica Financial Corp.* ....................           920       13,018
   AmerUs Group Co. ..............................           820       21,509
   Arch Capital Group Ltd.* ......................           230        7,190
   IPC Holdings Ltd. .............................         1,070       30,227
   Leucadia National Corp. .......................           630       21,181
   Loews Corp. ...................................         1,865       81,519
   Merchants Group, Inc. .........................            60        1,360
   Millea Holdings, Inc. - ADR* ..................           185        6,373
   PartnerRe Ltd. ................................           235       11,715


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                               ALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2003 (UNAUDITED)


                                                         NUMBER
                                                       OF SHARES      VALUE
                                                       ---------    ----------

INSURANCE--(CONTINUED)
   Radian Group, Inc. ............................         1,175    $  40,972
   Scottish Annuity & Life Holdings Ltd. .........         1,360       23,596
   Travelers Property Casualty Corp., Class A ....           370        5,790
   White Mountains Insurance Group Ltd. ..........           205       66,420
                                                                    ---------
                                                                      459,773
                                                                    ---------
MANUFACTURING--2.8%
   Lancaster Colony Corp.* .......................           690       26,206
   Tyco International Ltd. .......................         2,760       40,848
                                                                    ---------
                                                                       67,054
                                                                    ---------
MANUFACTURING - APPAREL--3.2%
   Jones Apparel Group, Inc.* ....................           250        7,090
   Liz Claiborne, Inc. ...........................           900       25,380
   Polo Ralph Lauren Corp.* ......................           690       13,931
   Reebok International Ltd.* ....................           950       29,688
                                                                    ---------
                                                                       76,089
                                                                    ---------
MEDICAL EQUIPMENT AND SUPPLIES--4.6%
   Alcon, Inc.* ..................................           690       27,014
   C.R. Bard, Inc. ...............................           380       22,458
   INAMED Corp.* .................................         1,760       57,341
   Smith & Nephew PLC - ADR ......................            55        3,176
                                                                    ---------
                                                                      109,989
                                                                    ---------
MUTUAL FUNDS--0.1%
   Morgan Stanley Asia-Pacific Fund, Inc. ........           250        1,750
                                                                    ---------
OIL & GAS EXPLORATION--7.2%
   Burlington Resources, Inc. ....................           605       28,042
   Eni S.p.A. - ADR ..............................           330       24,321
   EOG Resources, Inc. ...........................           485       20,030
   Kerr-McGee Corp. ..............................           670       27,631
   Marathon Oil Corp. ............................         1,050       24,244
   Occidental Petroleum Corp. ....................         1,350       40,365
   Petroleo Brasileiro S.A. - ADR ................           640        8,557
                                                                    ---------
                                                                      173,190
                                                                    ---------


                                                         NUMBER
                                                       OF SHARES      VALUE
                                                       ---------    ----------

OIL SERVICES--1.2%
   Enbridge Energy Management, LLC ...............           710    $  27,706
                                                                    ---------
PHARMACEUTICALS--6.8%
   Bristol-Myers Squibb Co. ......................         1,010       23,533
   Johnson & Johnson .............................           295       15,473
   Merck & Co., Inc. .............................           870       45,892
   Pfizer, Inc. ..................................           375       11,183
   Pharmacia Corp. ...............................           715       29,544
   Shire Pharmaceuticals Group PLC - ADR* ........         2,370       37,283
                                                                    ---------
                                                                      162,908
                                                                    ---------
PUBLISHING & INFORMATION SERVICES--1.4%
   Reader's Digest Association, Inc., (The) ......         3,100       33,511
                                                                    ---------
REAL ESTATE--9.2%
   American Financial Realty Trust 144A ..........         2,850       33,060
   Archstone-Smith Trust (REIT) ..................           735       16,207
   Consolidated-Tomoka Land Co. ..................           265        5,324
   FBR Asset Investment Corp. (REIT) .............         1,060       34,005
   LNR Property Corp. ............................         1,530       50,582
   National Health Investors, Inc. (REIT) ........           550        8,662
   Public Storage, Inc. (REIT) ...................           650       21,450
   Trizec Properties, Inc. (REIT) ................         2,915       25,098
   Ventas, Inc. (REIT) ...........................         2,095       25,140
                                                                    ---------
                                                                      219,528
                                                                    ---------
RETAIL--3.4%
   Barnes & Noble, Inc.* .........................         1,045       18,423
   Borders Group, Inc.* ..........................           975       13,845
   Home Depot, Inc., (The) .......................           260        6,097
   Payless ShoeSource, Inc.* .....................           680       31,695
   Tommy Hilfiger Corp.* .........................         1,665       10,440
                                                                    ---------
                                                                       80,500
                                                                    ---------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                               ALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2003 (UNAUDITED)


                                                         NUMBER
                                                       OF SHARES     VALUE
                                                       ---------   ----------

TELECOMMUNICATIONS & EQUIPMENT--1.1%
   3Com Corp.* ...................................         3,940   $   16,508
   Telephone and Data Systems, Inc. ..............           255       10,218
                                                                   ----------
                                                                       26,726
                                                                   ----------
TOBACCO--4.4%
   Universal Corp. ...............................           660       25,153
   UST, Inc. .....................................         2,780       80,147
                                                                   ----------
                                                                      105,300
                                                                   ----------
TRANSPORTATION--0.3%
   Expeditors International of
   Washington, Inc. ..............................           240        8,206
                                                                   ----------
     TOTAL COMMON STOCK
       (Cost $2,415,615) .........................                  2,241,805
                                                                   ----------
                                                           PAR
                                                          (000)
                                                          -----
CORPORATE BONDS--0.8%
   Sierra Pacific Resources
     7.25% 02/14/10 ..............................           $19       19,024
                                                                   ----------
     TOTAL CORPORATE BONDS
       (Cost $19,468) ............................                     19,024
                                                                   ----------



                                                         NUMBER
                                                       OF SHARES
                                                       ---------
OPTIONS--(0.2%)
   MBIA, Inc. Call Option $45.00
     expires 01/17/04 ............................            (6)      (1,980)
   Tenet Healthcare Corp. Call Option
     $15.00 expires 01/17/04 .....................            (8)      (3,840)
                                                                   ----------
     TOTAL OPTIONS
       (Cost $(4,852)) ...........................                     (5,820)
                                                                   ----------
PREFERRED STOCKS--0.8%
AUTOMOBILES--0.4%
   Ford Capital Trust II 6.5% ....................           240        9,629
                                                                   ----------



                                                         NUMBER
                                                       OF SHARES     VALUE
                                                       ---------   ---------

BUILDING & BUILDING MATERIALS--0.2%
   Fleetwood Capital II 9.5% .....................           135   $    1,873
   Fleetwood Capital Trust 6.0% ..................           285        4,168
                                                                   ----------
                                                                        6,041
                                                                   ----------
MEDICAL SUPPLIES--0.2%
   Baxter International, Inc. 7% .................            90        4,542
                                                                   ----------
     TOTAL PREFERRED STOCKS
       (Cost $25,552) ............................                     20,212
                                                                   ----------
RIGHTS/WARRANTS--0.2%
BANKS & SAVINGS & LOANS--0.2%
   Citigroup, Inc. Litigation Tracking
     Warrants ....................................         6,055        5,571
                                                                   ----------
     TOTAL RIGHTS/WARRANTS
       (Cost $6,907) .............................                       5,571
                                                                   ----------
SHORT TERM INVESTMENTS--4.5%
   Galaxy Money Market Fund
     0.890% 03/03/03 .............................        53,352       53,352
   Wilmington Prime Money Market
     Portfolio
     0.799% 03/03/03 .............................        53,352       53,352
                                                                   ----------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $106,704) ...........................                    106,704
                                                                   ----------
TOTAL INVESTMENTS--99.8%
   (Cost $2,569,394) .............................                  2,387,496
                                                                   ----------
OTHER ASSETS IN EXCESS OF
   LIABILITIES--0.2% .............................                      5,618
                                                                   ----------
NET ASSETS--100.0% ...............................                 $2,393,114
                                                                   ==========


-------------
*  Non-income producing.

REIT -- Real Estate Investment Trust.

ADR -- American Depository Receipt.

144A -- Security was  purchased  pursuant to  Rule 144A  under Securities Act of
        1933 and may not be resold except to qualified institutional buyers. As of February 28, 2003, these securities amounted to 1.4% of net assets.


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2003 (UNAUDITED)


                                                       NUMBER
                                                      OF SHARES       VALUE
                                                      ---------    ------------

LONG POSITIONS--91.4%
DOMESTIC COMMON STOCK--89.4%
AEROSPACE/DEFENSE--0.9%
   Raytheon Co. ..................................       36,000    $    974,880
                                                                   ------------
AGRICULTURE--0.9%
   Delta and Pine Land Co.+ ......................       50,200         991,450
                                                                   ------------
BANKS & SAVINGS & LOANS--2.2%
   Bay View Capital Corp.+ .......................      157,179         866,056
     FleetBoston Financial Corp.+ ................       62,400       1,532,544
                                                                   ------------
                                                                      2,398,600
                                                                   ------------
BROADCASTING & PUBLISHING--0.9%
   Liberty Corp., (The)+ .........................       24,800         973,648
                                                                   ------------
BUSINESS & PUBLIC SERVICES--3.9%
   Alderwoods Group, Inc.+* ......................       62,600         232,246
   Gevity HR, Inc. ...............................      161,100         868,329
   Interep National Radio Sales, Inc., Class A* ..      183,900         331,020
   Kelly Services, Inc., Class A+ ................       40,900         847,448
   Kforce, Inc.* .................................      179,400         430,560
   On Assignment, Inc.* ..........................       37,010         149,520
   Service Corporation International* ............      341,700       1,049,019
   VitalWorks, Inc.+* ............................       96,000         368,640
                                                                   ------------
                                                                      4,276,782
                                                                   ------------
CHEMICALS--0.8%
   Ashland, Inc.+ ................................       27,000         750,870
   Southwall Technologies, Inc.* .................      131,945         164,931
                                                                   ------------
                                                                        915,801
                                                                   ------------
COMPUTERS, SOFTWARE & SERVICES--9.3%
   Activision, Inc.+* ............................       67,500       1,005,750
   Apple Computer, Inc.+* ........................      104,000       1,561,040
   Insight Enterprises, Inc.+* ...................      110,300         840,486
   Lexar Media, Inc.* ............................      145,780         594,782
   MAPICS, Inc.+* ................................       90,500         624,450
   NetIQ Corp.* ..................................       40,900         503,888
   Parametric Technology Corp.* ..................      225,700         478,484
   Pervasive Software, Inc.* .....................      206,900         900,015



                                                       NUMBER
                                                      OF SHARES       VALUE
                                                      ---------    ------------

COMPUTERS, SOFTWARE & SERVICES--(CONTINUED)
   Roxio, Inc.* ..................................      220,900    $    994,050
   Siebel Systems, Inc.* .........................      183,300       1,581,879
   StorageNetworks, Inc.* ........................      512,230         425,151
   Sykes Enterprises, Inc.* ......................       66,385         231,020
   TechTeam Global, Inc.+* .......................       73,500         477,750
                                                                   ------------
                                                                     10,218,745
                                                                   ------------
CONSULTING SERVICES--0.8%
   Navigant Consulting, Inc.* ....................       69,850         412,115
   SITEL Corp.* ..................................      400,900         461,035
                                                                   ------------
                                                                        873,150
                                                                   ------------
CONSUMER PRODUCTS & SERVICES--5.1%
   Cendant Corp.* ................................       84,700       1,042,657
   Concord Camera Corp.* .........................      125,800         777,444
   Helen of Troy Ltd.+* ..........................      107,100       1,401,939
   Kimberly-Clark Corp. ..........................       21,800         999,094
   Nature's Sunshine Products, Inc. ..............       13,930         117,444
   PepsiAmericas, Inc. ...........................       60,800         742,976
   Rent-Way, Inc.* ...............................      145,700         533,262
                                                                   ------------
                                                                      5,614,816
                                                                   ------------
CONTAINERS--2.1%
   Constar International, Inc.* ..................       61,300         470,784
   Crown Cork & Seal Co., Inc.* ..................      135,050         772,486
   Graphic Packaging International Corp.+* .......      120,500         619,370
   Sealed Air Corp.+* ............................       13,300         482,391
                                                                   ------------
                                                                      2,345,031
                                                                   ------------
DATA PROCESSING & REPRODUCTION--1.1%
   InfoUSA, Inc.* ................................       48,900         221,517
   InterCept, Inc.* ..............................      149,300       1,027,184
                                                                   ------------
                                                                      1,248,701
                                                                   ------------
DIVERSIFIED--2.1%
   Eaton Corp.+ ..................................       14,700       1,042,965
   Viad Corp.+ ...................................       61,400       1,283,260
                                                                   ------------
                                                                      2,326,225
                                                                   ------------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                       PORTFOLIO OF INVESTMENTS(CONTINUED)
                          FEBRUARY 28, 2003 (UNAUDITED)


                                                       NUMBER
                                                      OF SHARES       VALUE
                                                      ---------    ------------

ELECTRIC UTILITIES--0.6%
   Green Mountain Power Corp. ....................       32,065    $    649,958
                                                                   ------------
ELECTRONICS--1.7%
   Cubic Corp.+ ..................................       52,900         814,660
   Microtune, Inc.* ..............................      219,700         329,550
   Tech Data Corp.+* .............................       31,600         714,792
                                                                   ------------
                                                                      1,859,002
                                                                   ------------
ENVIRONMENTAL SERVICES--0.7%
   Exponent, Inc.+* ..............................       25,480         356,720
   Fuel-Tech N.V.* ...............................      114,600         402,246
                                                                   ------------
                                                                        758,966
                                                                   ------------
FINANCIAL SERVICES--4.2%
   A.G. Edwards, Inc.+ ...........................       29,900         797,433
   BKF Capital Group, Inc.+*                             30,000         499,500
   Century Business Services, Inc.* ..............      335,100         931,578
   Equifax, Inc.+ ................................       40,800         782,544
   New Century Financial Corp. ...................       18,900         503,307
   SoundView Technology Group, Inc.* .............      894,500       1,136,015
                                                                   ------------
                                                                      4,650,377
                                                                   ------------
FOOD & BEVERAGE--4.0%
   Fleming Companies, Inc. .......................      203,600         421,452
   Interstate Bakeries Corp. .....................       99,400         953,246
   J & J Snack Foods Corp.+* .....................       18,200         526,890
   Kroger Co., (The)+ ............................       62,100         820,962
   SUPERVALU, Inc.+ ..............................       58,200         810,144
   Tyson Foods, Inc., Class A+ ...................       89,800         826,160
                                                                   ------------
                                                                      4,358,854
                                                                   ------------
GAMBLING--0.8%
   Argosy Gaming Co.* ............................       27,200         435,472
   MTR Gaming Group, Inc.* .......................       75,400         430,534
                                                                   ------------
                                                                        866,006
                                                                   ------------
HEALTHCARE--5.5%
   America Service Group, Inc.+* .................       32,800         393,600
   Apria Healthcare Group, Inc.+* ................       44,600         982,538
   Gentiva Health Services, Inc. .................      124,900       1,211,530



                                                       NUMBER
                                                      OF SHARES       VALUE
                                                      ---------    ------------

HEALTHCARE--(CONTINUED)
   HEALTHSOUTH Corp.* ............................      230,100    $    823,758
   PacifiCare Health Systems, Inc.+* .............       24,450         528,120
   Province Healthcare Co.* ......................      161,620       1,076,389
   Tenet Healthcare Corp.* .......................       57,600       1,046,592
                                                                   ------------
                                                                      6,062,527
                                                                   ------------
INSURANCE--1.7%
   Hub International Ltd.+ .......................       23,100         316,239
   Infinity Property & Casualty Corp.* ...........       33,000         529,650
   Radian Group, Inc.+ ...........................       27,800         969,386
                                                                   ------------
                                                                      1,815,275
                                                                   ------------
INTERNET SOFTWARE & SERVICES--2.7%
   Agile Software Corp.+* ........................       69,900         457,845
   Art Technology Group, Inc.* ...................      215,400         200,322
   EDGAR Online, Inc.* ...........................      207,500         203,350
   Pinnacor, Inc.* ...............................      145,900         189,670
   RADVision Ltd.* ...............................      178,700       1,213,373
   RADWARE Ltd.+* ................................       74,400         698,616
                                                                   ------------
                                                                      2,963,176
                                                                   ------------
LEISURE & ENTERTAINMENT--2.8%
   Ameristar Casinos, Inc.* ......................       56,700         496,692
   Multimedia Games, Inc.+* ......................       45,400         830,366
   Racing Champions Ertl Corp.+* .................       55,400         794,990
   Royal Caribbean Cruises Ltd. ..................       73,600         997,280
                                                                   ------------
                                                                      3,119,328
                                                                   ------------
MACHINERY--1.5%
   Columbus McKinnon Corp.* ......................       59,350         103,863
   Dover Corp.+ ..................................       19,100         487,432
   Kennametal, Inc.+ .............................       30,800         921,536
   Terex Corp.* ..................................       14,805         178,844
                                                                   ------------
                                                                      1,691,675
                                                                   ------------
MANUFACTURING--1.3%
   Craftmade International, Inc.+ ................       34,900         489,298
   Polycom, Inc.+* ...............................       94,000         942,820
                                                                   ------------
                                                                      1,432,118
                                                                   ------------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2003 (UNAUDITED)


                                                       NUMBER
                                                      OF SHARES       VALUE
                                                      ---------    ------------

MANUFACTURING - APPAREL--2.2%
   Jones Apparel Group, Inc.+* ...................       34,300    $    972,748
   Liz Claiborne, Inc.+ ..........................       35,600       1,003,920
   Nautica Enterprises, Inc.* ....................       50,200         477,904
                                                                   ------------
                                                                      2,454,572
                                                                   ------------
MEDICAL EQUIPMENT AND SUPPLIES--0.5%
   D & K Healthcare Resources, Inc.+ .............       54,500         510,665
                                                                   ------------
METALS - STEEL--0.2%
   Universal Stainless & Alloy Products, Inc.+* ..       34,900         183,400
                                                                   ------------
OFFICE EQUIPMENT & SUPPLIES--2.4%
   Danka Business Systems PLC - ADR* .............      231,565         956,363
   Oak Technology, Inc. ..........................      194,100         601,710
   Office Depot, Inc.+ ...........................       90,900       1,067,166
                                                                   ------------
                                                                      2,625,239
                                                                   ------------
OIL & GAS EXPLORATION--3.5%
   Chesapeake Energy Corp.+ ......................      123,500       1,002,820
   Newpark Resources, Inc.* ......................      229,600         943,656
   Pride International, Inc.* ....................       33,700         488,650
   Swift Energy Co.+* ............................      104,300         971,033
   Transocean, Inc.+* ............................       20,500         465,350
                                                                   ------------
                                                                      3,871,509
                                                                   ------------
OIL SERVICES--1.2%
   Global Industries Ltd.* .......................       59,145         254,194
   Horizon Offshore, Inc.* .......................       67,470         259,085
   Petroleo Brasileiro S.A. - ADR ................       70,600         847,200
                                                                   ------------
                                                                      1,360,479
                                                                   ------------
PAPER & FORESTRY PRODUCTS--0.6%
   Caraustar Industries, Inc.+ ...................       83,300         621,418
                                                                   ------------
PHARMACEUTICALS--3.0%
   Bristol-Myers Squibb Co.+ .....................       43,000       1,001,900
   Pfizer, Inc.+ .................................       39,400       1,174,908



                                                       NUMBER
                                                      OF SHARES       VALUE
                                                      ---------    ------------

PHARMACEUTICALS--(CONTINUED)
   Shire Pharmaceuticals Group PLC - ADR* ........       67,500    $  1,061,843
                                                                   ------------
                                                                      3,238,651
                                                                   ------------
PUBLISHING & INFORMATION SERVICES--1.1%
   Knight-Ridder, Inc.+ ..........................       19,000       1,212,390
                                                                   ------------
REAL ESTATE--0.5%
   American Financial Realty Trust 144A ..........       51,500         597,400
                                                                   ------------
RECREATION--0.4%
   Bally Total Fitness Holding Corp.* ............       69,400         395,580
                                                                   ------------
RESTAURANTS--2.2%
   Friendly Ice Cream Corp.+* ....................       55,400         386,692
   Lone Star Steakhouse & Saloon, Inc.+ ..........       51,400       1,042,906
   Papa John's International, Inc.+* .............       41,700         991,209
                                                                   ------------
                                                                      2,420,807
                                                                   ------------
RETAIL--7.7%
   Barnes & Noble, Inc.+* ........................       57,900       1,020,777
   BJ's Wholesale Club, Inc.+* ...................       69,300         968,814
   Charming Shoppes, Inc.* .......................      162,700         471,830
   Footstar, Inc.* ...............................      109,700         952,196
   Longs Drug Stores Corp. .......................       61,900         854,839
   Nautilus Group, Inc., (The) ...................       66,800         980,624
   Payless ShoeSource, Inc.+* ....................       19,800         922,878
   Tommy Hilfiger Corp.+* ........................      192,600       1,207,602
   Zale Corp.+* ..................................       36,600       1,121,790
                                                                   ------------
                                                                      8,501,350
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.0%
   Zoran Corp.* ..................................       90,600       1,102,602
                                                                   ------------
TELECOMMUNICATIONS & EQUIPMENT--2.2%
   Advanced Fibre Communications, Inc.+* .........       52,200         832,590
   Alvarion Ltd.* ................................      123,900         241,605
   Sprint Corp (Pcs Group) .......................      220,200         871,992
   Ulticom, Inc.+* ...............................       87,200         504,888
                                                                   ------------
                                                                      2,451,075
                                                                   ------------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2003 (UNAUDITED)


                                                       NUMBER
                                                      OF SHARES       VALUE
                                                      ---------    ------------

TOYS--0.9%
   Hasbro, Inc.+ .................................       84,100    $  1,018,451
                                                                   ------------
TRANSPORTATION - SHIPPING--1.2%
   Hub Group, Inc., Class A+* ....................       61,300         314,469
   OMI Corp.* ....................................      219,500       1,020,675
                                                                   ------------
                                                                      1,335,144
                                                                   ------------
WASTE MANAGEMENT--1.0%
   Republic Services, Inc.+* .....................       56,500       1,077,455
                                                                   ------------
     TOTAL DOMESTIC COMMON STOCK
       (Cost $110,475,775) .......................                   98,363,278
                                                                   ------------


                                                          PAR
                                                         (000)
                                                        -------
CONVERTIBLE BONDS--0.1%
   Interpool, Inc.+
     9.25% 12/27/22 ..............................          $75          75,000
                                                                   ------------
     TOTAL CONVERTIBLE BONDS
       (Cost $75,000) ............................                       75,000
                                                                   ------------

                                                        NUMBER
                                                      OF SHARES
                                                      ---------
SHORT-TERM INVESTMENTS--1.9%
   Galaxy Money Market Fund
     0.890% 03/03/03 .............................    1,045,293       1,045,293
   Wilmington Prime Money Market
     Portfolio
     0.799% 03/03/03 .............................    1,045,294       1,045,294
                                                                   ------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $2,090,587) .........................                    2,090,587
                                                                   ------------
     TOTAL LONG POSITIONS--91.4%
       (Cost $112,641,362) .......................                  100,528,865
                                                                   ------------
SECURITIES SOLD SHORT--(82.0%)
AEROSPACE & DEFENSE--(0.1%)
   Environmental Tectonics Corp.* ................      (27,400)       (162,756)
                                                                   ------------



                                                       NUMBER
                                                      OF SHARES       VALUE
                                                      ---------    ------------

AIR TRANSPORT--(1.1%)
   Alaska Air Group, Inc.* .......................      (40,100)   $   (727,815)
   AMR Corp.* ....................................     (210,500)       (492,570)
   US Airways Group, Inc.* .......................     (185,200)        (30,002)
                                                                   ------------
                                                                     (1,250,387)
                                                                   ------------
AIRLINES--0.0%
   UAL Corp. .....................................       (4,800)         (5,184)
                                                                   ------------
AUTOMOTIVE--(1.3%)
   Magna International, Inc., Class A ............      (16,100)       (902,083)
   Sports Resorts International, Inc.* ...........      (49,300)       (295,307)
   United Auto Group, Inc.* ......................      (18,800)       (209,244)
                                                                   ------------
                                                                     (1,406,634)
                                                                   ------------
BANKING--(3.3%)
   Hudson City Bancorp, Inc. .....................      (55,400)     (1,052,046)
   Kookmin Bank - ADR* ...........................      (18,500)       (564,620)
   New York Community Bancorp, Inc. ..............      (32,700)       (935,547)
   UCBH Holdings, Inc. ...........................      (24,800)     (1,044,080)
                                                                   ------------
                                                                     (3,596,293)
                                                                   ------------
BUILDING & BUILDING MATERIALS--(3.4%)
   Beazer Homes USA, Inc. ........................       (6,600)       (385,176)
   Kb Home .......................................      (17,500)       (820,750)
   Martin Marietta Materials, Inc. ...............      (19,700)       (543,326)
   NVR, Inc.* ....................................       (1,300)       (431,535)
   Ryland Group, Inc., (The) .....................      (21,100)       (871,430)
   Toll Brothers, Inc.* ..........................      (34,200)       (662,454)
                                                                   ------------
                                                                     (3,714,671)
                                                                   ------------
BUSINESS & PUBLIC SERVICES--(2.9%)
   ARAMARK Corp., Class B* .......................      (36,400)       (798,980)
   Gaiam, Inc.* ..................................      (29,700)       (134,274)
   Mobile Mini, Inc.* ............................      (25,400)       (368,808)
   Paychex, Inc. .................................      (21,900)       (574,218)
   SCP Pool Corp.* ...............................      (47,400)     (1,298,760)
                                                                   ------------
                                                                     (3,175,040)
                                                                   ------------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2003 (UNAUDITED)


                                                       NUMBER
                                                      OF SHARES       VALUE
                                                      ---------    ------------

CHEMICALS--(2.6%)
   Cabot Corp. ...................................      (18,900)   $   (413,910)
   Cabot Microelectronics Corp.* .................      (10,500)       (441,000)
   Dow Chemical Co., (The) .......................      (32,900)       (898,170)
   Sigma-Aldrich Corp. ...........................      (25,600)     (1,121,792)
                                                                   ------------
                                                                     (2,874,872)
                                                                   ------------
COMPUTERS, SOFTWARE & SERVICES--(7.7%)
   Affiliated Computer Services, Inc., Class A* ..      (14,400)       (645,552)
   Anteon International Corp.* ...................       (8,735)       (200,730)
   Authentidate Holding Corp.* ...................      (19,900)        (60,496)
   Avid Technology, Inc.* ........................      (41,900)       (871,101)
   CACI International, Inc., Class A* ............      (13,000)       (440,310)
   CDW Computer Centers, Inc.* ...................      (20,400)       (890,664)
   Citrix Systems, Inc.* .........................      (66,700)       (800,400)
   Cognizant Technology Solutions Corp.* .........      (16,200)     (1,137,240)
   ConSyGen, Inc.* ...............................         (200)              0
   Electronic Arts, Inc.* ........................      (13,800)       (728,640)
   Extended Systems, Inc.* .......................      (32,500)        (50,375)
   FactSet Research Systems, Inc. ................      (16,000)       (409,440)
   Intuit, Inc.* .................................      (15,000)       (712,800)
   Kronos, Inc.* .................................       (2,900)       (115,246)
   Research In Motion Ltd.* ......................       (7,200)        (91,440)
   Symbol Technologies, Inc. .....................      (65,500)       (692,990)
   TiVo, Inc.* ...................................     (109,499)       (614,290)
   Xybernaut Corp.* ..............................      (64,100)        (26,281)
                                                                   ------------
                                                                     (8,487,995)
                                                                   ------------
CONSTRUCTION & HOUSING--(1.1%)
   Lennar Corp. ..................................      (16,100)       (869,239)
   Shaw Group, Inc., (The)* ......................      (39,600)       (379,764)
                                                                   ------------
                                                                     (1,249,003)
                                                                   ------------
CONSUMER PRODUCTS & SERVICES--(1.5%)
   Eastman Kodak Co. .............................      (24,800)       (734,080)
   Ionics, Inc.* .................................      (41,600)       (864,864)
                                                                   ------------
                                                                     (1,598,944)
                                                                   ------------


                                                       NUMBER
                                                      OF SHARES       VALUE
                                                      ---------    ------------

DATA PROCESSING & REPRODUCTION--(1.5%)
   First Data Corp. ..............................      (18,200)   $   (630,630)
   NetScreen Technologies, Inc.* .................      (49,600)       (968,688)
                                                                   ------------
                                                                     (1,599,318)
                                                                   ------------
ELECTRIC UTILITIES--(0.4%)
   DQE, Inc. .....................................      (29,100)       (392,850)
                                                                   ------------
ELECTRONIC COMPONENTS & INSTRUMENTS--(5.1%)
   Amkor Technology, Inc.* .......................     (112,100)       (532,475)
   Broadcom Corp., Class A .......................      (52,600)       (761,648)
   EDO Corp. .....................................      (44,500)       (716,450)
   Gentex Corp.* .................................      (47,600)     (1,279,488)
   International Rectifier Corp.* ................      (33,300)       (744,255)
   Micrel, Inc. ..................................      (23,705)       (233,257)
   Synopsys, Inc* ................................      (11,200)       (456,736)
   Thomas & Betts Corp.* .........................      (56,300)       (851,819)
                                                                   ------------
                                                                     (5,576,128)
                                                                   ------------
ENERGY - OTHER--(3.2%)
   Ballard Power Systems, Inc.* ..................      (85,700)       (881,853)
   Dominion Resources, Inc. ......................      (14,600)       (786,940)
   Duke Energy Corp. .............................      (39,300)       (530,943)
   Dynegy, Inc. ..................................     (225,900)       (440,505)
   FuelCell Energy, Inc.* ........................     (109,900)       (646,212)
   Plug Power, Inc.* .............................      (51,100)       (273,385)
                                                                   ------------
                                                                     (3,559,838)
                                                                   ------------
ENGINEERING--(0.6%)
   EMCOR Group, Inc. .............................      (14,100)       (681,030)
                                                                   ------------
FINANCIAL SERVICES--(5.2%)
   Allied Capital Corp. ..........................      (44,737)       (896,977)
   American Express Co. ..........................      (12,400)       (416,392)
   BOK Financial Corp.* ..........................       (8,000)       (259,760)
   Financial Federal Corp. .......................      (27,700)       (701,918)
   H&R Block, Inc. ...............................      (23,400)       (949,338)
   Investors Financial Services Corp. ............      (27,700)       (692,500)
   LendingTree, Inc.* ............................      (37,700)       (389,818)
   NextCard, Inc.* ...............................     (128,500)         (2,120)
   Sovereign Bancorp, Inc. .......................      (37,100)       (503,818)
   Trustmark Corp. ...............................      (37,200)       (897,636)
                                                                   ------------
                                                                     (5,710,277)
                                                                   ------------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2003 (UNAUDITED)


                                                       NUMBER
                                                      OF SHARES       VALUE
                                                      ---------    ------------

FOOD & BEVERAGE--(1.7%)
   American Italian Pasta Co., Class A* ..........      (11,000)   $   (456,610)
   Sensient Technologies Corp. ...................      (29,900)       (618,930)
   Sysco Corp. ...................................      (30,600)       (829,872)
                                                                   ------------
                                                                     (1,905,412)
                                                                   ------------
GAMBLING--(0.4%)
   Boyd Gaming Corp.* ............................      (36,100)       (451,611)
                                                                   ------------
HEALTHCARE--(0.4%)
   Sierra Health Services, Inc.* .................      (35,900)       (434,031)
                                                                   ------------
INSURANCE--(1.8%)
   Chubb Corp., (The) ............................       (9,200)       (439,944)
   First American Corp. ..........................      (22,600)       (522,060)
   LandAmerica Financial Group, Inc. .............      (15,300)       (576,810)
   St. Paul Cos., Inc., (The) ....................      (11,700)       (361,062)
   Trenwick Group Ltd. ...........................     (135,235)        (45,980)
                                                                   ------------
                                                                     (1,945,856)
                                                                   ------------
INTERNET SOFTWARE & SERVICES--(3.9%)
   1-800 CONTACTS, Inc.* .........................       (6,600)       (117,942)
   Akamai Technologies, Inc.* ....................      (78,500)       (120,105)
   Answerthink, Inc.* ............................      (25,800)        (65,790)
   Exult, Inc.* ..................................      (64,470)       (438,396)
   Interliant, Inc.* .............................         (600)            (12)
   Juniper Networks, Inc.* .......................       (9,900)        (89,001)
   NetFlix, Inc.* ................................      (41,400)       (708,354)
   Overture Services, Inc.* ......................      (57,600)       (916,992)
   Raindance Communications, Inc.* ...............      (79,400)       (115,924)
   SafeNet, Inc.* ................................      (26,500)       (468,255)
   Secure Computing Corp.* .......................       (9,100)        (41,405)
   SERENA Software, Inc.* ........................      (48,800)       (732,000)
   TIBCO Software, Inc.* .........................     (112,800)       (533,544)
                                                                   ------------
                                                                     (4,347,720)
                                                                   ------------
LEISURE & ENTERTAINMENT--(1.3%)
   Marriott International, Inc., Class A .........      (24,800)       (749,456)
   Polaris Industries, Inc. ......................      (13,100)       (634,040)
                                                                   ------------
                                                                     (1,383,496)
                                                                   ------------



                                                       NUMBER
                                                      OF SHARES       VALUE
                                                      ---------    ------------

MACHINERY--(0.6%)
   Surebeam Corporation, Class A* ................     (162,900)   $   (716,760)
                                                                   ------------
MANUFACTURING--(1.7%)
   Applied Films Corp.* ..........................      (32,800)       (493,312)
   Danaher Corp. .................................       (8,000)       (520,160)
   Weyerhaeuser Co. ..............................      (17,900)       (892,315)
                                                                   ------------
                                                                     (1,905,787)
                                                                   ------------
MEDIA--(0.6%)
   Univision Communications, Inc.* ...............      (27,000)       (668,790)
                                                                   ------------
MEDICAL EQUIPMENT AND SUPPLIES--(6.3%)
   Aksys Ltd.* ...................................     (137,500)       (842,875)
   AstraZeneca PLC - ADR .........................      (29,900)       (960,388)
   Bausch & Lomb, Inc. ...........................      (23,300)       (717,640)
   Bio-Rad Laboratories, Inc.* ...................      (24,800)       (891,560)
   DENTSPLY International, Inc. ..................      (16,800)       (585,984)
   Digital Angel Corp.* ..........................      (13,400)        (22,378)
   Haemonetics Corp.* ............................      (36,400)       (764,036)
   Martek Biosciences Corp.* .....................      (51,100)     (1,246,278)
   NexMed, Inc.* .................................      (57,800)       (104,618)
   Techne Corp.* .................................      (30,200)       (655,944)
   Vasomedical, Inc.* ............................     (244,400)       (178,412)
                                                                   ------------
                                                                     (6,970,113)
                                                                   ------------
MINING & METALS--(0.4%)
   Precision Castparts Corp. .....................      (19,100)       (450,760)
                                                                   ------------
PHARMACEUTICALS--(3.7%)
   Amylin Pharmaceuticals, Inc.* .................      (40,700)       (624,338)
   Eli Lilly & Co. ...............................      (10,200)       (576,912)
   Forest Laboratories, Inc.* ....................      (17,600)       (876,480)
   ICOS Corp.* ...................................      (18,900)       (377,055)
   Medicines Co., (The)* .........................      (25,400)       (481,076)
   NaPro BioTherapeutics, Inc.* ..................     (143,200)        (64,440)
   Taro Pharmaceutical Industries Ltd.* ..........      (29,200)     (1,072,224)
                                                                   ------------
                                                                     (4,072,525)
                                                                   ------------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2003 (UNAUDITED)


                                                       NUMBER
                                                      OF SHARES       VALUE
                                                      ---------    ------------

RESTAURANTS--(2.0%)
   Cheesecake Factory, Inc., (The)* ..............      (22,600)   $   (668,734)
   Chicago Pizza & Brewery, Inc.* ................     (120,100)       (697,781)
   Outback Steakhouse, Inc.* .....................      (13,100)       (421,820)
   Red Robin Gourmet Burgers* ....................      (34,400)       (395,600)
                                                                   ------------
                                                                     (2,183,935)
                                                                   ------------
RETAIL--(6.6%)
   A.C. Moore Arts & Crafts, Inc.* ...............      (70,200)       (827,658)
   AutoZone, Inc.* ...............................      (17,100)     (1,125,180)
   Blue Rhino Corp.* .............................      (58,485)       (558,532)
   Guitar Center, Inc.* ..........................      (24,000)       (490,080)
   Hollywood Entertainment Corp.* ................      (63,100)       (887,186)
   Hot Topic, Inc.* ..............................      (30,600)       (676,260)
   Jo-Ann Stores, Inc., Class A* .................      (33,130)       (666,244)
   Staples, Inc.* ................................      (35,800)       (619,698)
   Talbots, Inc., (The) ..........................      (20,300)       (505,876)
   Tractor Supply Co.* ...........................      (26,300)       (869,741)
                                                                   ------------
                                                                     (7,226,455)
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--(5.3%)
   Artisan Components, Inc.* .....................      (25,300)       (415,932)
   Cree, Inc.* ...................................       (4,300)        (73,186)
   Cymer, Inc. ...................................      (27,700)       (836,540)
   Integrated Circuit Systems, Inc.* .............      (45,200)     (1,078,472)
   Intersil Corp., Class A* ......................      (22,800)       (356,820)
   Maxim Integrated Products, Inc. ...............      (26,200)       (904,948)
   MKS Instruments, Inc.* ........................      (37,300)       (494,225)
   Rambus, Inc.* .................................       (9,900)       (150,282)
   Standard Microsystems Corp.* ..................      (21,800)       (318,716)
   Texas Instruments, Inc. .......................      (28,200)       (472,350)
   Veeco Instruments, Inc.* ......................      (49,100)       (749,757)
                                                                   ------------
                                                                     (5,851,228)
                                                                   ------------
TELECOMMUNICATIONS & EQUIPMENT--(1.3%)
   Adtran, Inc. ..................................      (24,400)       (785,436)
   Choice One Communications, Inc.* ..............      (55,900)        (15,093)
   CTC Communications Group, Inc. ................     (184,600)           (932)
   Inter-Tel, Inc. ...............................      (14,735)       (269,061)
   InterDigital Communications Corp.* ............       (5,000)        (71,900)



                                                       NUMBER
                                                      OF SHARES       VALUE
                                                      ---------    ------------

TELECOMMUNICATIONS & EQUIPMENT--(CONTINUED)
   RCN Corp.* ....................................     (141,700)   $   (111,943)
   US LEC Corp., Class A* ........................      (59,300)       (141,727)
   Worldcom, Inc. - Worldcom Group ...............     (147,900)        (20,337)
                                                                   ------------
                                                                     (1,416,429)
                                                                   ------------
TRANSPORTATION--(2.6%)
   Hunt (J.B.) Transport Services, Inc.* .........      (15,300)       (375,462)
   P.A.M. Transportation Services, Inc.* .........      (40,100)       (896,235)
   United Parcel Service, Inc. ...................      (11,000)       (632,940)
   Werner Enterprises, Inc. ......................      (48,800)       (915,000)
                                                                   ------------
                                                                     (2,819,637)
                                                                   ------------
WASTE MANAGEMENT--(0.4%)
   Waste Connections, Inc.* ......................      (13,600)       (452,608)
                                                                   ------------
     TOTAL SECURITIES SOLD SHORT
       (Proceeds $103,220,882) ...................                  (90,244,373)
                                                                   ------------
NET INVESTMENTS IN SECURITIES--9.4%
   (Cost $9,420,480) .............................                   10,284,492
                                                                   ------------

OTHER ASSETS IN EXCESS OF
   LIABILITIES--90.6% ............................                   99,705,140
                                                                   ------------
NET ASSETS--100.0% ...............................                 $109,989,632
                                                                   ============


-------------
*  Non-income producing.

+ Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $52,185,457.

ADR -- American Depository Receipt.

144A -- Security was  purchased  pursuant to Rule 144A under  Securities  Act of
        1933 and may not be resold except to qualified institutional buyers. As of February 28, 2003, these securities amounted to 0.5% of net assets.


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2003
                                   (UNAUDITED)

                                                      LARGE CAP         MID CAP         SMALL CAP        ALL-CAP      LONG/SHORT
                                                      VALUE FUND      VALUE FUND      VALUE FUND II    VALUE FUND     EQUITY FUND
                                                      -----------     -----------     -------------    ----------     -----------
ASSETS
   Investments, at value (cost-- $51,846,438
     $62,523,439, $253,830,581, $2,569,394,
     and $112,641,362, respectively) ..............   $46,537,313     $58,032,142     $217,333,618     $2,387,496     $100,528,865
   Receivable from Investment Advisor .............            --              --               --          8,020               --
   Deposits with brokers for securities sold short             --              --               --             --       96,640,988
   Receivable for investments sold ................       294,530         198,843        6,174,383             --       11,504,837
   Receivable for fund shares sold ................        15,627              --          177,188             --          104,875
   Prepaid expenses ...............................        15,768          14,254           29,570          9,543           23,563
   Dividends and interest receivable ..............        96,024          94,570          133,518          2,855          105,759
                                                      -----------     -----------     ------------     ----------     ------------
     Total assets .................................    46,959,262      58,339,809      223,848,277      2,407,914      208,908,887
                                                      -----------     -----------     ------------     ----------     ------------
LIABILITIES
   Payable for investments purchased ..............            --       1,837,271          661,420             --        7,885,490
   Securities sold short (proceeds $103,220,882) ..            --              --               --             --       90,244,373
   Payable for fund shares redeemed ...............     1,637,725       3,118,872          192,799             --          455,548
   Accrued expenses and other liabilities .........        56,640          67,985          419,662         14,800          256,386
   Payable for dividends on securities sold short .            --              --               --             --           77,458
                                                      -----------     -----------     ------------     ----------     ------------
     Total liabilities ............................     1,694,365       5,024,128        1,273,881         14,800       98,919,255
                                                      -----------     -----------     ------------     ----------     ------------
NET ASSETS
   Capital stock, $0.001 par value ................         4,882           5,865           16,112            277            7,626
   Additional Paid-in capital .....................    57,789,136      62,142,211      282,259,524      2,648,359      118,547,186
   Undistributed net investment income/(loss) .....       208,452         114,861         (882,336)           241       (1,052,174)
   Accumulated net realized loss from investments
     and foreign currency translations, if any ....    (7,428,448)     (4,455,959)     (22,321,941)       (73,865)      (8,377,018)
   Net unrealized depreciation on investments and
     foreign currency translations, if any ........    (5,309,125)     (4,491,297)     (36,496,963)      (181,898)     (12,112,497)
   Net unrealized appreciation on investments
     sold short ...................................            --              --               --             --       12,976,509
                                                      -----------     -----------     ------------     ----------     ------------
     Net assets ...................................   $45,264,897     $53,315,681     $222,574,396     $2,393,114     $109,989,632
                                                      ===========     ===========     ============     ==========     ============
INSTITUTIONAL CLASS
   Net assets .....................................   $40,898,832     $50,896,955     $ 52,017,143     $2,295,484     $ 67,382,953
                                                      -----------     -----------     ------------     ----------     ------------
   Shares outstanding .............................     4,418,385       5,596,340        3,741,910        265,790        4,668,010
                                                      -----------     -----------     ------------     ----------     ------------
   Net asset value, offering and redemption
     price per share ..............................         $9.26           $9.09           $13.90          $8.64           $14.44
                                                      -----------     -----------     ------------     ----------     ------------
INVESTOR CLASS
   Net assets.... .................................   $ 4,366,065     $ 2,418,726     $170,557,253     $   97,630     $ 42,606,679
                                                      -----------     -----------     ------------     ----------     ------------
   Shares outstanding .............................       463,775         268,950       12,370,577         11,320        2,957,812
                                                      -----------     -----------     ------------     ----------     ------------
   Net asset value, offering and redemption
     price per share ..............................         $9.41           $8.99           $13.79          $8.62           $14.40
                                                      ===========     ===========     ============     ==========     ============


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003
                                   (UNAUDITED)

                                                      LARGE CAP         MID CAP         SMALL CAP      ALL-CAP         LONG/SHORT
                                                      VALUE FUND      VALUE FUND     VALUE FUND II    VALUE FUND      EQUITY FUND
                                                      -----------     -----------    -------------   ------------     ------------
INVESTMENT INCOME
   Dividends(1) ...................................   $   460,692     $   391,318     $  1,323,907   $     21,491     $    405,611
   Interest .......................................         7,367             327            1,061            133          272,433
                                                      -----------     -----------     ------------   ------------     ------------
                                                          468,059         391,645        1,324,968         21,624          678,044
                                                      -----------     -----------     ------------   ------------     ------------
EXPENSES
   Advisory fees ..................................       188,996         216,145        1,570,884         11,642        1,207,897
   Administration fees ............................        39,453          39,489          161,025         39,545           73,039
   Administrative Services fees ...................        37,810          40,527          188,506          1,746           80,526
   Transfer Agent fees and expenses ...............        37,450          38,790          103,344         37,136           42,726
   Custodian fees and expenses ....................        11,075           9,370           32,179         10,889           29,259
   Printing .......................................        11,117           5,131          105,263          4,827           31,756
   Federal and State Registration fees ............        10,459          12,042           19,713         20,976           15,179
   Audit and Legal fees ...........................        15,543          14,910           99,880            399           34,224
   Distribution fees ..............................         8,074           6,878          259,408            112           56,798
   Directors ......................................         3,415           2,904           19,272            330            8,327
   Insurance ......................................         1,303           1,561            6,109             49            2,300
   Dividend expense ...............................            --              --               --             --          331,275
   Other ..........................................           639             623              551            533              127
                                                      -----------     -----------     ------------   ------------     ------------
     Total expenses before waivers and
       reimbursements .............................       365,334         388,370        2,566,134        128,184        1,913,433
     Less: waivers and reimbursements .............      (105,192)       (111,311)        (358,830)      (113,520)        (183,253)
                                                      -----------     -----------     ------------   ------------     ------------
     Net expenses after waivers and
       reimbursements .............................       260,142         277,059        2,207,304         14,664        1,730,180
                                                      -----------     -----------     ------------   ------------     ------------
   Net investment income/(loss) ...................       207,917         114,586         (882,336)         6,960       (1,052,136)
                                                      -----------     -----------     ------------   ------------     ------------
NET REALIZED AND UNREALIZED  GAIN/(LOSS)
   ON INVESTMENTS
   Net realized  gain/(loss) from:
     Investments ..................................    (4,942,497)     (3,151,936)     (15,933,501)       (64,506)     (16,040,206)
     Investments sold short                                    --              --               --             --        9,360,198
   Net change in unrealized appreciation/
     (depreciation) from investments ..............        76,876        (587,027)     (16,868,010)       (96,581)       6,965,250
                                                      -----------     -----------     ------------   ------------     ------------
   Net realized and unrealized gain/(loss) from
     investments ..................................    (4,865,621)     (3,738,963)     (32,801,511)      (161,087)         285,242
                                                      -----------     -----------     ------------   ------------     ------------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ................................   $(4,657,704)    $(3,624,377)    $(33,683,847)  $   (154,127)    $   (766,894)
                                                      ===========     ===========     ============   ============     ============

----------------
(1) Net of foreign taxes of $4,511, $2,236, $3,284, $146 and $302 for the Large Cap Value Fund, Mid Cap Value Fund, Small Cap Value Fund, All-Cap Value Fund, and Long/Short Equity Fund, respectively.


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                            LARGE CAP VALUE FUND                       MID CAP VALUE FUND
                                                    ------------------------------------     -------------------------------------
                                                         FOR THE             FOR THE              FOR THE              FOR THE
                                                       SIX MONTHS             YEAR               SIX MONTHS             YEAR
                                                          ENDED               ENDED                ENDED                ENDED
                                                    FEBRUARY 28, 2003    AUGUST 31, 2002     FEBRUARY 28, 2003     AUGUST 31, 2002
                                                    -----------------    ---------------     -----------------     ---------------
                                                       (UNAUDITED)                               (UNAUDITED)

INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) ....................   $  207,917          $   289,027          $   114,586          $      1,851
   Net realized gain/(loss) from:
     Investments ...................................    (4,942,497)         (1,579,180)          (3,151,936)             (452,083)
   Net change in unrealized appreciation/
     (depreciation) from:
     Investments ...................................        76,876          (6,436,851)            (587,027)           (4,831,959)
                                                       -----------         -----------          -----------          ------------
   Net increase/(decrease) in net assets resulting
     from operations ...............................    (4,657,704)         (7,727,004)          (3,624,377)           (5,282,191)
                                                       -----------         -----------          -----------          ------------
LESS DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income Institutional shares ......      (262,849)           (361,284)              (1,576)             (411,500)
   Net investment income Investor shares ...........       (26,147)            (36,647)                  --                (3,588)
   Net realized capital gains Institutional shares .      (380,478)         (4,895,102)                  --           (12,409,583)
   Net realized capital gains Investor shares ......       (56,805)           (568,772)                  --              (233,825)
                                                       -----------         -----------          -----------          ------------
   Total dividends and distributions to shareholders      (726,279)         (5,861,805)              (1,576)          (13,058,496)
                                                       -----------         -----------          -----------          ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) .............    (2,310,688)         22,434,063              636,972           (43,746,861)
                                                       -----------         -----------          -----------          ------------
   Total increase/(decrease) in net assets .........    (7,694,671)          8,845,254           (2,988,981)          (62,087,548)
                                                       -----------         -----------          -----------          ------------
NET ASSETS
   Beginning of period .............................    52,959,568          44,114,314           56,304,662           118,392,210
                                                       -----------         -----------          -----------          ------------
   End of period ...................................   $45,264,897         $52,959,568          $53,315,681          $ 56,304,662
                                                       ===========         ===========          ===========          ============



                         BOSTON PARTNERS FAMILY OF FUNDS
                 STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                              SMALL CAP VALUE FUND II                ALL-CAP VALUE FUND
                                                    -------------------------------------   -----------------------------------
                                                         FOR THE             FOR THE            FOR THE          FOR THE PERIOD
                                                       SIX MONTHS             YEAR            SIX MONTHS         JULY 1, 2002*
                                                          ENDED               ENDED              ENDED              THROUGH
                                                    FEBRUARY 28, 2003     AUGUST 31, 2002   FEBRUARY 28, 2003   AUGUST 31, 2002
                                                    -----------------     ---------------   -----------------   ---------------
                                                        (UNAUDITED)                            (UNAUDITED)

INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) ....................   $   (882,336)       $ (3,627,787)       $    6,960       $      452
   Net realized gain/(loss) from:
     Investments ...................................    (15,933,501)         (5,379,748)          (64,506)          (9,359)
   Net change in unrealized appreciation/
     (depreciation) from:
     Investments ...................................    (16,868,010)        (28,294,854)          (96,581)         (85,317)
                                                       ------------        ------------        ----------       ----------
   Net increase/(decrease) in net assets resulting
     from operations ...............................    (33,683,847)        (37,302,389)         (154,127)         (94,224)
                                                       ------------        ------------        ----------       ----------
LESS DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income Institutional shares ......             --                  --            (6,990)              --
   Net investment income Investor shares ...........             --                  --              (181)              --
   Net realized capital gains Institutional shares .        (13,998)           (445,911)               --               --
   Net realized capital gains Investor shares ......        (57,054)         (3,891,940)               --               --
                                                       ------------        ------------        ----------       ----------
   Total dividends and distributions to shareholders        (71,052)         (4,337,851)           (7,171)              --
                                                       ------------        ------------        ----------       ----------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) .............    (37,984,319)         83,900,063           660,481        1,988,155
                                                       ------------        ------------        ----------       ----------
   Total increase/(decrease) in net assets .........    (71,739,218)         42,259,823           499,183        1,893,931
                                                       ------------        ------------        ----------       ----------
NET ASSETS
   Beginning of period .............................    294,313,614         252,053,791         1,893,931               --
                                                       ------------        ------------        ----------       ----------
   End of period ...................................   $222,574,396        $294,313,614        $2,393,114       $1,893,931
                                                       ============        ============        ==========       ==========




                                                              LONG/SHORT EQUITY FUND
                                                    ----------------------------------------
                                                          FOR THE                 FOR THE
                                                        SIX MONTHS                 YEAR
                                                          ENDED                    ENDED
                                                    FEBRUARY 28, 2003        AUGUST 31, 2002
                                                    -----------------        ---------------
                                                       (UNAUDITED)

INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) ....................   $ (1,052,136)           $    238,670
   Net realized gain/(loss) from:
     Investments ...................................     (6,680,008)              5,075,063
   Net change in unrealized appreciation/
     (depreciation) from:
     Investments ...................................      6,965,250              (9,096,130)
                                                       ------------            ------------
   Net increase/(decrease) in net assets resulting
     from operations ...............................       (766,894)             (3,782,397)
                                                       ------------            ------------
LESS DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income Institutional shares ......       (186,216)                (42,723)
   Net investment income Investor shares ...........        (52,048)                 (6,861)
   Net realized capital gains Institutional shares .     (2,687,967)               (980,277)
   Net realized capital gains Investor shares ......     (1,975,827)               (346,641)
                                                       ------------            ------------
   Total dividends and distributions to shareholders     (4,902,058)             (1,376,502)
                                                       ------------            ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) .............        423,278              83,293,127
                                                       ------------            ------------
   Total increase/(decrease) in net assets .........     (5,245,674)             78,134,228
                                                       ------------            ------------
NET ASSETS
   Beginning of period .............................    115,235,306              37,101,078
                                                       ------------            ------------
   End of period ...................................   $109,989,632            $115,235,306
                                                       ============            ============

-----------------------------
*Commencement of operations.


     The accompanying notes are anintegral part of the financial statements.

                                      28 and 29

                         BOSTON PARTNERS FAMILY OF FUNDS
                              FINANCIAL HIGHLIGHTS



--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                               LARGE CAP VALUE FUND - INSTITUTIONAL CLASS
                                        --------------------------------------------------------------------------------------
                                             FOR THE            FOR THE       FOR THE      FOR THE     FOR THE       FOR THE
                                           SIX MONTHS            YEAR          YEAR         YEAR        YEAR           YEAR
                                              ENDED              ENDED         ENDED        ENDED       ENDED          ENDED
                                        FEBRUARY 28, 2003     AUGUST 31,    AUGUST 31,   AUGUST 31,  AUGUST 31,     AUGUST 31,
                                           (UNAUDITED)           2002          2001         2000        1999           1998
                                        -----------------     ----------    ----------   ----------  ----------     ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..      $ 10.33            $ 13.52      $ 12.82      $ 12.24       $ 10.58       $ 12.46
                                             -------            -------      -------      -------       -------       -------
Net investment income .................         0.04**             0.08**       0.12**       0.14          0.05          0.12
Net realized and unrealized
   gain/(loss) on investments .........        (0.96)**           (1.54)**      1.10**       1.25          1.76         (1.31)
                                             -------            -------      -------      -------       -------       -------
Net increase/(decrease) in net
   assets resulting from operations ...        (0.92)             (1.46)        1.22         1.39          1.81         (1.19)
                                             -------            -------      -------      -------       -------       -------
Dividends to shareholders from
Net investment income .................        (0.06)             (0.12)       (0.13)       (0.11)        (0.04)        (0.08)
Net realized capital gains ............        (0.09)             (1.61)       (0.39)       (0.70)        (0.11)        (0.61)
                                             -------            -------      -------      -------       -------       -------
Total dividends and distributions to
   shareholders .......................        (0.15)             (1.73)       (0.52)       (0.81)        (0.15)        (0.69)
                                             -------            -------      -------      -------       -------       -------
Net asset value, end of period ........      $  9.26             $10.33      $ 13.52      $ 12.82       $ 12.24       $ 10.58
                                             =======             ======      =======      =======       =======       =======
Total investment return(1) ............        (8.99%)           (12.67%)       9.65%       11.99%        17.12%       (10.23%)
                                             =======             ======      =======      =======       =======       =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted) ....................      $40,899            $45,067      $40,368      $39,897       $53,112       $50,724
Ratio of expenses to average
   net assets with waivers and
   reimbursements .....................        1.00%              1.00%        1.00%        1.00%         1.00%         1.00%
Ratio of expenses to average
   net assets without waivers and
   reimbursements .....................        1.42%              1.40%        1.43%        1.43%         1.30%         1.49%
Ratio of net investment income to
   average net assets .................        0.86%              0.62%        0.89%        0.92%         0.61%         0.87%
Portfolio turnover rate ...............       49.95%             88.65%      105.71%      120.99%       156.16%       111.68%





                                                                   LARGE CAP VALUE FUND - INVESTOR CLASS
                                     --------------------------------------------------------------------------------------------
                                          FOR THE          FOR THE        FOR THE        FOR THE         FOR THE        FOR THE
                                        SIX MONTHS          YEAR           YEAR           YEAR            YEAR            YEAR
                                           ENDED            ENDED          ENDED          ENDED           ENDED           ENDED
                                     FEBRUARY 28, 2003   AUGUST 31,     AUGUST 31,     AUGUST 31,      AUGUST 31,      AUGUST 31,
                                        (UNAUDITED)         2002           2001           2000            1999            1998
                                     -----------------   ----------     ----------     ----------      ----------      ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..    $ 10.50        $ 13.73          $13.02         $12.36          $10.70          $12.45
                                           -------        -------          ------         ------          ------          ------
Net investment income .................       0.03**         0.04**          0.09**         0.10            0.15            0.06
Net realized and unrealized
   gain/(loss) on investments .........      (0.99)**       (1.56)**         1.13**         1.27            1.65           (1.27)
                                           -------        -------          ------         ------          ------          ------
Net increase/(decrease) in net
   assets resulting from operations ...      (0.96)         (1.52)           1.22           1.37            1.80           (1.21)
                                           -------        -------          ------         ------          ------          ------
Dividends to shareholders from
Net investment income .................      (0.04)         (0.10)          (0.12)         (0.01)          (0.03)          (0.06)
Net realized capital gains ............      (0.09)         (1.61)          (0.39)         (0.70)          (0.11)          (0.48)
                                           -------        -------          ------         ------          ------          ------
Total dividends and distributions to
   shareholders .......................      (0.13)         (1.71)          (0.51)         (0.71)          (0.14)          (0.54)
                                           -------        -------          ------         ------          ------          ------
Net asset value, end of period ........    $  9.41        $ 10.50          $13.73         $13.02          $12.36          $10.70
                                           =======        =======          ======         ======          ======          ======
Total investment return(1) ............      (9.22%)       (12.87%)          9.45%         11.67%          16.86%         (10.28%)
                                           =======        =======          ======         ======          ======          ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted) ....................     $4,366        $ 7,893          $3,746         $1,414          $1,637          $6,150
Ratio of expenses to average
   net assets with waivers and
   reimbursements .....................       1.25%          1.25%           1.22%          1.22%           1.25%           1.19%
Ratio of expenses to average
   net assets without waivers and
   reimbursements .....................       1.67%          1.61%           1.53%          1.53%           1.55%           1.74%
Ratio of net investment income to
   average net assets .................       0.59%          0.37%           0.67%          0.70%           0.36%           0.68%
Portfolio turnover rate ...............      49.95%         88.65%         105.71%        120.99%         156.16%         111.68%

---------------
**  Calculated based on average shares outstanding for the period.
(1) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any. Total return is not annualized.


    The accompanying notes are an integral part of the financial statements.

                                    30 and 31

                         BOSTON PARTNERS FAMILY OF FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                               MID CAP VALUE FUND -- INSTITUTIONAL CLASS
                                        ----------------------------------------------------------------------------------
                                             FOR THE          FOR THE       FOR THE      FOR THE     FOR THE     FOR THE
                                           SIX MONTHS          YEAR          YEAR         YEAR        YEAR         YEAR
                                              ENDED            ENDED         ENDED        ENDED       ENDED        ENDED
                                        FEBRUARY 28, 2003   AUGUST 31,    AUGUST 31,   AUGUST 31,  AUGUST 31,   AUGUST 31,
                                           (UNAUDITED)         2002          2001         2000        1999         1998
                                        -----------------   ----------    ----------   ----------  ----------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .       $  9.69          $ 12.55     $  11.66     $  11.47    $   9.48      $ 11.01
                                             -------          -------     --------     --------    --------      -------
Net investment income/(loss) .........          0.02**           0.00**       0.04**       0.06        0.02         0.01
Net realized and unrealized
   gain/(loss) on investments ........         (0.62)**         (0.94)**      0.91**       0.29        1.98        (1.39)
                                             -------          -------     --------     --------    --------      -------
Net increase/(decrease) in net
   assets resulting from operations ..         (0.60)           (0.94)        0.95         0.35        2.00        (1.38)
                                             -------          -------     --------     --------    --------      -------
Dividends to shareholders from:
Net investment income ................            --            (0.06)       (0.06)       (0.02)      (0.01)       (0.01)
Net realized capital gains ...........            --            (1.86)          --        (0.14)         --        (0.14)
                                             -------          -------     --------     --------    --------      -------
Total dividends and distributions to
   shareholders ......................            --            (1.92)       (0.06)       (0.16)      (0.01)       (0.15)
                                             -------          -------     --------     --------    --------      -------
Net asset value, end of period .......       $  9.09          $  9.69     $  12.55     $  11.66    $  11.47      $  9.48
                                             =======          =======     ========     ========    ========      =======
Total investment return(1) ...........         (6.19%)          (8.97%)       8.23%        3.21%      21.08%     (12.73%)
                                             =======          =======     ========     ========    ========      =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted) ...................       $50,897          $50,073     $116,605     $152,696    $173,224      $67,568
Ratio of expenses to average
   net assets with waivers and
   reimbursements ....................          1.00%            1.00%        1.00%        1.00%       1.00%        1.00%
Ratio of expenses to average
   net assets without waivers and
   reimbursements ....................          1.41%            1.33%        1.30%        1.24%       1.25%        1.57%
Ratio of net investment income to
   average net assets ................          0.46%            0.01%        0.29%        0.53%       0.17%        0.13%
Portfolio turnover rate ..............         36.18%           99.23%      234.52%      206.65%     200.09%      167.86%




                                                                   MID CAP VALUE FUND -- INVESTOR CLASS
                                     --------------------------------------------------------------------------------------------
                                          FOR THE          FOR THE        FOR THE        FOR THE         FOR THE        FOR THE
                                        SIX MONTHS          YEAR           YEAR           YEAR            YEAR            YEAR
                                           ENDED            ENDED          ENDED          ENDED           ENDED           ENDED
                                     FEBRUARY 28, 2003   AUGUST 31,     AUGUST 31,     AUGUST 31,      AUGUST 31,      AUGUST 31,
                                        (UNAUDITED)         2002           2001           2000            1999            1998
                                     -----------------   ----------     ----------     ----------      ----------      ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .   $  9.58           $12.43         $11.55          $11.38         $ 9.42           $11.01
                                         -------           ------         ------          ------         ------           ------
Net investment income/(loss) .........      0.01**          (0.02)**        0.01**          0.03          (0.01)            0.01
Net realized and unrealized
   gain/(loss) on investments ........     (0.60)**         (0.94)**        0.91**          0.28           1.97            (1.38)
                                         -------           ------         ------          ------         ------           ------
Net increase/(decrease) in net
   assets resulting from operations ..     (0.59)           (0.96)          0.92            0.31           1.96            (1.37)
                                         -------           ------         ------          ------         ------           ------
Dividends to shareholders from:
Net investment income ................        --            (0.03)         (0.04)             --             --            (0.01)
Net realized capital gains ...........        --            (1.86)            --           (0.14)            --            (0.21)
                                         -------           ------         ------          ------         ------           ------
Total dividends and distributions to
   shareholders ......................        --            (1.89)         (0.04)          (0.14)            --            (0.22)
                                         -------           ------         ------          ------         ------           ------
Net asset value, end of period .......   $  8.99           $ 9.58         $12.43          $11.55         $11.38           $ 9.42
                                         =======           ======         ======          ======         ======           ======
Total investment return(1) ...........     (6.16%)          (9.26%)         7.96%           2.90%         20.81%           (12.77%)
                                         =======           ======         ======          ======         ======           ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted) ...................   $ 2,419           $6,232         $1,787          $1,929         $2,762           $1,828
Ratio of expenses to average
   net assets with waivers and
   reimbursements ....................      1.25%            1.25%          1.22%           1.22%          1.25%            1.15%
Ratio of expenses to average
   net assets without waivers and
   reimbursements ....................      1.66%            1.57%          1.40%           1.34%          1.50%            1.82%
Ratio of net investment income to
   average net assets ................      0.12%           (0.18%)         0.07%           0.31%          0.01%           (0.02%)
Portfolio turnover rate ..............     36.18%           99.23%        234.52%         206.65%        200.09%          167.86%

------------------
**  Calculated based on average shares outstanding for the period.
(1) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return is not annualized.

    The accompanying notes are an integral part of the financial statements.

                                    32 and 33

                         BOSTON PARTNERS FAMILY OF FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                          SMALL CAP VALUE FUND II - INSTITUTIONAL CLASS
                                        --------------------------------------------------------------------------------------
                                             FOR THE          FOR THE       FOR THE      FOR THE     FOR THE    FOR THE PERIOD
                                           SIX MONTHS          YEAR          YEAR         YEAR        YEAR      JULY 1, 1998*
                                              ENDED            ENDED         ENDED        ENDED       ENDED        THROUGH
                                        FEBRUARY 28, 2003   AUGUST 31,    AUGUST 31,   AUGUST 31,  AUGUST 31,     AUGUST 31,
                                           (UNAUDITED)         2002          2001         2000        1999           1998
                                        -----------------   ----------    ----------   ----------  ----------   --------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ...  $ 15.71            $ 17.17       $ 11.39       $ 8.67      $ 7.62         $10.00
                                          -------            -------       -------       ------      ------         ------
Net investment income/(loss) ...........    (0.04)**           (0.13)**      (0.05)**     (0.01)      (0.01)         (0.01)
Net realized and unrealized gain/(loss)
   on investments ......................    (1.79)**           (1.23)**       6.05**       2.73        1.06          (2.37)
                                          -------            -------       -------       ------      ------         ------
Net increase/(decrease) in net
   assets resulting from operations ....    (1.83)             (1.36)         6.00         2.72        1.05          (2.38)
                                          -------            -------       -------       ------      ------         ------
Dividends to shareholders from:
Net investment income ..................       --                 --            --           --          --             --
Net realized capital gains .............       --              (0.21)        (0.29)          --          --             --
                                          -------            -------       -------       ------      ------         ------
Total dividends and distributions
   to shareholders .....................       --              (0.21)        (0.29)          --          --             --
                                          -------            -------       -------       ------      ------         ------
Redemption fees ........................     0.02               0.11**        0.07**         --          --             --
                                          -------            -------       -------       ------      ------         ------
Net asset value, end of period .........  $ 13.90            $ 15.71       $ 17.17       $11.39      $ 8.67         $ 7.62
                                          =======            =======       =======       ======      ======         ======
Total investment return(1)(3) ..........   (11.50%)            (7.39%)       54.57%       31.43%      13.78%        (23.80%)
                                          =======            =======       =======       ======      ======         ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted) .....................  $52,017            $40,475       $21,547       $1,965      $1,309         $1,120
Ratio of expenses to average
   net assets with waivers and
   reimbursements ......................     1.55%              1.55%         1.55%        1.55%       1.55%          1.55%(2)
Ratio of expenses to average net
   assets without waivers and
   reimbursements ......................     1.84%              1.71%         2.03%       14.23%      17.84%         17.63%(2)
Ratio of net investment income
   to average net assets ...............    (0.51%)            (0.76%)       (0.32%)      (0.18%)     (0.17%)        (0.34%)(2)
Portfolio turnover rate ................    29.38%            119.30%        35.50%      161.75%      87.48%         11.97%



                                                          SMALL CAP VALUE FUND II - INSTITUTIONAL CLASS
                                     --------------------------------------------------------------------------------------------
                                          FOR THE         FOR THE        FOR THE        FOR THE         FOR THE     FOR THE PERIOD
                                        SIX MONTHS         YEAR           YEAR           YEAR            YEAR        JULY 1, 1998*
                                           ENDED           ENDED          ENDED          ENDED           ENDED          THROUGH
                                     FEBRUARY 28, 2003   AUGUST 31,     AUGUST 31,     AUGUST 31,      AUGUST 31,      AUGUST 31,
                                        (UNAUDITED)         2002           2001           2000            1999            1998
                                     -----------------   ----------     ----------     ----------      ----------    -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period    $  15.61          $  17.09       $  11.36        $  8.65        $  7.63          $10.00
                                        --------          --------       --------        -------        -------          ------
Net investment income/(loss) ........      (0.06)**          (0.17)**       (0.09)**       (0.03)         (0.02)          (0.01)
Net realized and unrealized gain/
   (loss) on investments ............      (1.78)**          (1.21)**        6.04**         2.74           1.04           (2.36)
                                        --------          --------       --------        -------        -------          ------
Net increase/(decrease) in net
   assets resulting from operations .      (1.84)            (1.38)          5.95           2.71           1.02           (2.37)
                                        --------          --------       --------        -------        -------          ------
Dividends to shareholders from:
Net investment income ...............         --                --             --             --             --              --
Net realized capital gains ..........         --             (0.21)         (0.29)            --             --              --
                                        --------          --------       --------        -------        -------          ------
Total dividends and distributions
   to shareholders ..................         --             (0.21)         (0.29)            --             --              --
                                        --------          --------       --------        -------        -------          ------
Redemption fees .....................       0.02              0.11**         0.07**           --             --              --
                                        --------          --------       --------        -------        -------          ------
Net asset value, end of period ......   $  13.79          $  15.61       $  17.09        $ 11.36        $  8.65          $ 7.63
                                        ========          ========       ========        =======        =======          ======
Total investment return(1)(3) .......     (11.64%)           (7.54%)        54.27%         31.33%         13.37%         (23.70%)
                                        ========          ========       ========        =======        =======          ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted) ..................   $170,557          $253,838       $230,507        $   382        $   293          $  129
Ratio of expenses to average
   net assets with waivers and
   reimbursements ...................       1.80%             1.79%          1.77%          1.77%          1.80%           1.80%(2)
Ratio of expenses to average net
   assets without waivers and
   reimbursements ...................       2.09%             1.92%          2.13%         14.33%         18.09%          18.61%(2)
Ratio of net investment income
   to average net assets ............      (0.74%)           (1.00%)        (0.54%)        (0.40%)        (0.42%)         (0.66%)(2)
Portfolio turnover rate .............      29.38%           119.30%         35.50%        161.75%         87.48%          11.97%

-------------------
*   Commencement of operations.

**  Calculated based on average shares outstanding for the period.

(1) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return is not annualized.

(2) Annualized.

(3) Redemption fees are reflected in total return calculations.


    The accompanying notes are an integral part of the financial statements.

                                    34 and 35

                         BOSTON PARTNERS FAMILY OF FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                                   ALL-CAP VALUE FUND
                                                    --------------------------------------------------------------------------
                                                         FOR THE         FOR THE PERIOD         FOR THE       FOR THE PERIOD
                                                    SIX MONTHS ENDED      JULY 1, 2002*    SIX MONTHS ENDED    JULY 1, 2002*
                                                    FEBRUARY 28, 2003        THROUGH       FEBRUARY 28, 2003      THROUGH
                                                       (UNAUDITED)       AUGUST 31, 2002      (UNAUDITED)      AUGUST 31, 2002
                                                    -----------------    ---------------   -----------------   ---------------
                                                      INSTITUTIONAL       INSTITUTIONAL         INVESTOR           INVESTOR
                                                          CLASS                CLASS              CLASS             CLASS
                                                    -----------------    ---------------   -----------------   ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ...........          $ 9.45             $10.00             $ 9.44             $10.00
                                                          ------             ------             ------             ------
Net investment income/(loss) ...................              --                 --                 --                 --
Net realized and unrealized gain/(loss)
   on investments ..............................           (0.81)             (0.55)             (0.82)             (0.56)
                                                          ------             ------             ------             ------
Net increase/(decrease) in net
   assets resulting from operations ............           (0.81)             (0.55)             (0.82)             (0.56)
                                                          ------             ------             ------             ------
Dividends to shareholders from:
Net investment income ..........................              --                 --                 --                 --
Net realized capital gains .....................              --                 --                 --                 --
                                                          ------             ------             ------             ------
Total dividends and distributions
   to shareholders .............................              --                 --                 --                 --
                                                          ------             ------             ------             ------
Redemption fees ................................              --                 --                 --                 --
                                                          ------             ------             ------             ------
Net asset value, end of period .................          $ 8.64             $ 9.45             $ 8.62             $ 9.44
                                                          ======             ======             ======             ======
Total investment return(1) .....................           (8.30%)            (5.50)%            (8.51%)            (5.60%)
                                                          ======             ======             ======             ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ......          $2,295             $1,810              $  98               $ 84
Ratio of expenses to average net assets with
   waivers and reimbursements ..................            1.25%              1.25%(4)           1.50%              1.50%(2)
Ratio of expenses to average net assets
   without waivers and reimbursements ..........            5.78%             14.54%(4)           6.03%             15.34%(2)
Ratio of net investment income
   to average net assets .......................            0.61%              0.16%(4)           0.39%             (0.01%)(2)
Portfolio turnover rate ........................           22.98%              6.61%(4)          22.98%              6.61%(2)

----------------
*   Commencement of operations.

(1) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return is not annualized.

(2) Annualized.

    The accompanying notes are an integral part of the financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                         BOSTON PARTNERS FAMILY OF FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                LONG/SHORT EQUITY FUND - INSTITUTIONAL CLASS
                                         -------------------------------------------------------------------------------------------
                                              FOR THE             FOR THE          FOR THE         FOR THE         FOR THE PERIOD
                                         SIX MONTHS ENDED          YEAR             YEAR            YEAR          NOVEMBER 17, 1998*
                                         FEBRUARY 28, 2003         ENDED            ENDED           ENDED              THROUGH
                                            (UNAUDITED)      AUGUST 31, 2002   AUGUST 31, 2001  AUGUST 31, 2000   AUGUST 31, 1999
                                         ----------------    ---------------   ---------------  ---------------  -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ....     $ 15.17            $ 15.88          $ 10.57          $ 9.46             $10.00
                                              -------            -------          -------          ------             ------
Net investment income/(loss) ............       (0.13)              0.05**           0.07**          0.13               0.12
Net realized and unrealized gain/(loss)
   on investments .......................        0.08              (0.31)**          5.14**          1.12              (0.66)
                                              -------            -------          -------          ------             ------
Net increase/(decrease) in net assets
   resulting from operations ............       (0.05)             (0.26)            5.21            1.25              (0.54)
                                              -------            -------          -------          ------             ------
Dividends to shareholders from:
Net investment income ...................       (0.04)             (0.02)           (0.13)          (0.14)                --
Net realized capital gains ..............       (0.66)             (0.50)              --              --                 --
                                              -------            -------          -------          ------             ------
Total dividends and distributions to
   shareholders .........................       (0.70)             (0.52)           (0.13)          (0.14)                --
                                              -------            -------          -------          ------             ------
Redemption fee ..........................        0.02               0.07**           0.23**            --                 --
                                              -------            -------          -------          ------             ------
Net asset value, end of period ..........     $ 14.44            $ 15.17          $ 15.88          $10.57             $ 9.46
                                              =======            =======          =======          ======             ======
Total investment return(1)(3) ...........       (0.24%)            (1.17%)          51.85%          13.74%             (5.40%)
                                              =======            =======          =======          ======             ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $67,383            $65,951          $25,857          $1,080             $  941
Ratio of expenses to average net assets
   with waivers and reimbursements
   (including dividend expense) .........        3.12%              3.04%             3.22%          3.22%              2.91%(2)
Ratio of expenses to average net assets
   with waivers and reimbursements
   (excluding dividend expense) .........        2.50%              2.50%             2.50%          2.86%              2.50%(2)
Ratio of expenses to average net assets
   without waivers and reimbursements
   (excluding dividend expense) .........        2.84%              2.85%             4.25%         21.86%             26.36%(2)
Ratio of expenses to average net assets
   without waivers and reimbursements
   (including dividend expense) .........        3.46%              3.39%             4.97%         22.22%             26.77%
Ratio of net investment income to average
   net assets ...........................       (1.86%)             0.30%             0.46%          1.12%              1.57%(2)
Portfolio turnover rate .................      117.66%            219.52%           332.25%        363.34%            218.41%


                         BOSTON PARTNERS FAMILY OF FUNDS
                        FINANCIAL HIGHLIGHTS (CONCLUDED)


                                                                  LONG/SHORT EQUITY FUND - INVESTOR CLASS
                                         -------------------------------------------------------------------------------------------
                                              FOR THE           FOR THE          FOR THE           FOR THE           FOR THE PERIOD
                                          SIX MONTHS ENDED       YEAR              YEAR             YEAR          NOVEMBER 17, 1998*
                                         FEBRUARY 28, 2003       ENDED             ENDED            ENDED               THROUGH
                                           (UNAUDITED)       AUGUST 31, 2002  AUGUST 31, 2001   AUGUST 31, 2000     AUGUST 31, 1999
                                         -----------------   ---------------  ---------------   ---------------   ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ....    $ 15.13             $ 15.87          $ 10.57           $ 9.43              $10.00
                                             -------             -------          -------           ------              ------
Net investment income/(loss) ............      (0.15)               0.04**           0.03**           0.11                0.06
Net realized and unrealized gain/(loss)
   on investments .......................       0.08               (0.33)**          5.18**           1.16               (0.63)
                                             -------             -------          -------           ------              ------
Net increase/(decrease) in net assets
   resulting from operations ............      (0.07)              (0.29)            5.21             1.27               (0.57)
                                             -------             -------          -------           ------              ------
Dividends to shareholders from:
Net investment income ...................      (0.02)              (0.01)           (0.11)           (0.13)                 --
Net realized capital gains ..............      (0.66)              (0.50)              --               --                  --
                                             -------             -------          -------           ------              ------
Total dividends and distributions to
   shareholders .........................      (0.68)              (0.51)           (0.11)           (0.13)                 --
                                             -------             -------          -------           ------              ------
Redemption fee ..........................       0.02                0.06**           0.20**             --                  --
                                             -------             -------          -------           ------              ------
Net asset value, end of period ..........    $ 14.40             $ 15.13          $ 15.87           $10.57              $ 9.43
                                             =======             =======          =======           ======              ======
Total investment return(1)(3) ...........      (0.42%)             (1.44%)          51.51%           13.87%              (5.70%)
                                             =======             =======          =======           ======              ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $42,607             $49,284          $11,244           $  310              $  231
Ratio of expenses to average net assets
   with waivers and reimbursements
   (including dividend expense) .........       3.37%               3.29%            3.44%            3.44%               3.16%(2)
Ratio of expenses to average net assets
   with waivers and reimbursements
   (excluding dividend expense) .........       2.75%               2.75%            2.72%            3.08%               2.75%(2)
Ratio of expenses to average net assets
   without waivers and reimbursements
   (excluding dividend expense) .........       3.09%               3.06%            4.35%           21.96%              26.61%(2)
Ratio of expenses to average net assets
   without waivers and reimbursements
   (including dividend expense) .........       3.71%               3.60%            5.07%           22.32%              27.02%
Ratio of net investment income to average
   net assets ...........................      (2.10%)              0.27%            0.24%            0.90%               1.32%(2)
Portfolio turnover rate .................     117.66%             219.52%          332.25%          363.34%             218.41%

----------
*   Commencement of operations.

**  Calculated based on average shares outstanding for the period.

(1) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return is not annualized.

(2) Annualized.

(3) Redemption fees are reflected in total return calculations.


    The accompanying notes are an integral part of the financial statements.

                                    38 and 39

                         BOSTON PARTNERS FAMILY OF FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has fourteen investment portfolios, including Boston Partners Large Cap Value Fund ("Large Cap Value Fund"), Boston Partners Mid Cap Value Fund ("Mid Cap Value Fund"), Boston Partners Small Cap Value Fund II ("Small Cap Value Fund II"), Boston Partners All-Cap Value Fund ("All-Cap Value Fund") and Boston Partners Long/Short Equity Fund ("Long/Short Equity Fund") (each a "Fund", collectively the "Funds"). The Funds each offer two classes of shares, Institutional Class and Investor Class.

     RBB has authorized capital of thirty billion shares of common stock of which 21.073 billion are currently classified into ninety-five classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," all of which have begun investment operations.

     PORTFOLIO VALUATION -- The net asset value of the Fund is determined as of 4:00 p.m. Eastern time on each business day. Each Fund's securities are valued at the closing price or the last reported sale price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, and in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. In determining the approximate market value of portfolio investments, the Funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. With the approval of RBB's Board of Directors, each Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     REPURCHASE AGREEMENTS -- The Funds may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Funds enter into repurchase agreements are banks and broker/dealers that Boston Partners Asset Management, L.P. (the Funds' investment adviser or "Boston Partners") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement, at not less than the repurchase price plus accrued interest. Boston Partners marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional collateral by the next day of business, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Funds to possible loss because of adverse market
action  or  delays  in  connection   with  the  disposition  of  the  underlying
securities.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income

                         BOSTON PARTNERS FAMILY OF FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


is recorded on the ex-dividend date. The Funds' investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Funds' intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     SHORT SALES -- When the Adviser anticipates that a security is overvalued, it may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolios are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

     LINE OF CREDIT -- Each Portfolio may borrow an amount up to its prospectus-defined limitations, from a committed line of credit available to the Funds in the Boston Partners Fund Family. Borrowings from the line of credit will bear interest at the Federal Funds Rate. The Boston Partners Fund Family paid an annual initiation fee of $5,000. Each Fund is allocated a portion of this fee based on its net assets relative to the net assets of the Boston Partners Fund Family. The Funds had no outstanding borrowings at February 28, 2003 or at any time during the year or period ended February 28, 2003.

                         BOSTON PARTNERS FAMILY OF FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Boston Partners Asset Management, L.P. serves as the Funds' investment adviser. For its advisory services, Boston Partners is entitled to receive 0.75% of the Large Cap Value Fund's average daily net assets, 0.80% of the Mid Cap Value Fund's average daily net assets, 1.25% of the Small Cap Value Fund II's average daily net assets, 1.00% of the All-Cap Value Fund's average daily net assets and 2.25% of the Long/Short Equity Fund's average daily net assets, each accrued daily and payable monthly.

     The adviser has agreed to limit the Large Cap Value Fund and the Mid Cap Value Fund's total operating expenses to the extent that such expenses exceeded 1.00% and 1.25% of the Large Cap Value Fund and the Mid Cap Value Funds' average daily net assets for the Institutional and Investor Classes, respectively. The adviser has agreed to limit the Small Cap Value Fund II's total operating expenses to the extent that such expenses exceed 1.55% and 1.80% of the Small Cap Value Fund II's average daily net assets for the Institutional and Investor Classes, respectively. The adviser has agreed to limit the All-Cap Value Fund's total operating expenses to the extent that such expenses exceeded 1.25% and 1.50% of the All-Cap Value Fund's average daily net assets for the Institutional and Investor Classes, respectively. The adviser has agreed to limit the Long/Short Equity Fund's total operating expenses to the extent that such expenses exceed 2.50% and 2.75%, excluding short sale dividend expense of the Long/Short Equity Fund's average daily net assets for the Institutional and Investor Classes, respectively. This limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee as necessary. For the six months ended February 28, 2003, investment advisory fees, waivers and reimbursements of expenses were as follows:


                                               GROSS                                    NET                 EXPENSE
FUND                                       ADVISORY FEES          WAIVERS          ADVISORY FEES         REIMBURSEMENT
----                                       -------------         ----------        -------------         -------------
Large Cap Value Fund                        $  188,996           $ (69,923)          $  119,073             $    --
Mid Cap Value Fund                             216,145             (73,687)             142,458                  --
Small Cap Value Fund II                      1,570,884            (179,749)           1,391,135                  --
All-Cap Value Fund                              11,642             (11,642)                  --              60,731
Long/Short Equity Fund                       1,207,897            (106,753)           1,101,144                  --

     The Funds will not pay Boston Partners at a later time for any amounts they may waive or any amounts which Boston Partners has assumed.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Funds. For providing accounting and administrative services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of the Funds' average daily net assets with a minimum of $75,000 annually. PFPC, at its discretion, voluntarily agreed to waive a portion of its accounting and administrative services fees for the Funds. For the six months ended February 28, 2003, fees and waivers were as follows:

                            GROSS ACCOUNTING                    NET ACCOUNTING
                           AND ADMINISTRATIVE                 AND ADMINISTRATIVE
FUND                          SERVICES FEES       WAIVERS         SERVICES FEES
----                       -----------------     ---------    ------------------
Large Cap Value Fund            $ 37,500         $ (2,500)         $ 35,000
Mid Cap Value Fund                37,500           (2,500)           35,000
Small Cap Value Fund II          157,088          (15,709)          141,379
All-Cap Value Fund                37,500          (18,750)           18,750
Long/Short Equity Fund            67,105           (6,710)           60,395

                         BOSTON PARTNERS FAMILY OF FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


     In addition, PFPC serves as the Funds' transfer and disbursing agent. PFPC, at their discretion, voluntarily agreed to waive a portion of their transfer agency fees for the All-Cap Value Fund. For the six months ended February 28, 2003, PFPC's transfer agency fees and waivers were as follows:

                         GROSS TRANSFER                       NET TRANSFER
FUND                       AGENCY FEES         WAIVERS         AGENCY FEES
----                     --------------       ---------       ------------
All-Cap Value Fund           $36,000          $(18,000)          $18,000

     PFPC Distributors, Inc., provides certain administrative services to the Funds. As compensation for such administrative services, PFPC Distributors, Inc. is entitled to receive a monthly fee calculated at the annual rate of 0.15% of the Funds' average daily net assets. PFPC Distributors, Inc., at its discretion, voluntarily agreed to waive a portion of its administrative services fees for the Funds. For the six months ended February 28, 2003, administrative services fees and waivers were as follows:

                           GROSS ADMINISTRATIVE               NET ADMINISTRATIVE
FUND                           SERVICES FEES       WAIVERS       SERVICES FEES
----                       --------------------   ----------  ------------------
Large Cap Value Fund             $ 37,810         $ (32,769)        $ 5,041
Mid Cap Value Fund                 40,527           (35,124)          5,403
Small Cap Value Fund II           188,506          (163,372)         25,134
All-Cap Value Fund                  1,746            (1,397)            349
Long/Short Equity Fund             80,526           (69,790)         10,736

     PFPC Trust Co., a wholly owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain custodial services to the Funds. As compensation for such custodial services, PFPC Trust Co. is entitled to receive a monthly fee equal to an annual rate of 0.015% of the Funds' average daily gross assets. PFPC Trust Co. has, at its discretion, voluntarily agreed to waive a portion of its custodial fees for the All-Cap Value Fund. For the six months ended February 28, 3003, custodial fees and waivers were as follows:

                            GROSS CUSTODIAL                      NET CUSTODIAL
FUND                             FEES            WAIVERS             FEES
----                        ---------------      --------        -------------
All-Cap Value Fund             $6,000            $(3,000)            $3,000

3.   INVESTMENT IN SECURITIES

     For the six months ended February 28, 2003, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                  INVESTMENT SECURITIES
                                             -------------------------------
FUND                                           PURCHASES           SALES
----                                         ------------       ------------
Large Cap Value Fund                         $ 21,541,502       $ 23,333,753
Mid Cap Value Fund                             23,704,461         19,288,222
Small Cap Value Fund II                        71,550,023         99,710,288
All-Cap Value Fund                              1,138,182            496,333
Long/Short Equity Fund*                       118,285,562        116,579,576


-------------
* The Long/Short Equity Fund does not include purchases of $122,039,049 to cover short sales and does not include in sales, proceeds of $125,077,256 from sales of short securities.

                         BOSTON PARTNERS FAMILY OF FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


4.   CAPITAL SHARE TRANSACTIONS

     As of February 28, 2003, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized.

     Transactions in capital shares for the respective periods were as follows:


                                                                LARGE CAP VALUE FUND
                   ---------------------------------------------------------------------------------------------------------------
                   FOR THE SIX MONTHS ENDED              FOR THE             FOR THE SIX MONTHS ENDED             FOR THE
                       FEBRUARY 28, 2003               YEAR ENDED              FEBRUARY 28, 2003                 YEAR ENDED
                          (UNAUDITED)               AUGUST 31, 2002               (UNAUDITED)                 AUGUST 31, 2002
                   ------------------------    -------------------------     ------------------------     ------------------------
                      INSTITUTIONAL CLASS         INSTITUTIONAL CLASS            INVESTOR CLASS                INVESTOR CLASS
                   ------------------------    -------------------------      -----------------------     ------------------------
                       SHARES       VALUE         SHARES        VALUE          SHARES      VALUE            SHARES        VALUE
                     ---------- -----------     ----------   -----------      --------- -----------       ----------   -----------
Sales ............    784,934   $ 7,674,744      1,283,916   $15,322,244        89,938  $   880,224        1,115,565   $13,942,691
Repurchases ......   (793,506)   (7,873,404)      (341,318)   (4,087,870)     (385,955)  (3,715,103)        (685,909)   (8,593,260)
Reinvestments ....     65,681       642,365        433,492     5,245,258         8,081       80,486           49,147       605,000
                      -------   -----------      ---------   -----------      --------  -----------        ---------   -----------
Net Increase /
   (Decrease) ....     57,109   $   443,705      1,376,090   $16,479,632      (287,936) $(2,754,393)         478,803   $ 5,954,431
                      =======   ===========      =========   ===========       =======  ===========        =========   ===========



                                                              MID CAP VALUE FUND
                   ---------------------------------------------------------------------------------------------------------------
                   FOR THE SIX MONTHS ENDED              FOR THE             FOR THE SIX MONTHS ENDED             FOR THE
                       FEBRUARY 28, 2003               YEAR ENDED              FEBRUARY 28, 2003                 YEAR ENDED
                          (UNAUDITED)               AUGUST 31, 2002               (UNAUDITED)                 AUGUST 31, 2002
                   ------------------------    -------------------------     ------------------------     -------------------------
                      INSTITUTIONAL CLASS         INSTITUTIONAL CLASS             INVESTOR CLASS                INVESTOR CLASS
                   ------------------------    -------------------------      -----------------------     -------------------------
                     SHARES        VALUE         SHARES        VALUE           SHARES       VALUE           SHARES        VALUE
                   ----------   -----------     ----------   -----------      --------- -------------     ----------    -----------
Sales ............  1,241,280   $11,542,814        582,556  $  7,006,160        20,291   $   189,813      1,100,689     $12,048,299
Repurchases ......   (815,228)   (7,533,308)    (5,861,115)  (68,878,769)     (401,591)   (3,563,549)      (615,479)     (6,598,787)
Reinvestments ....        127         1,202      1,156,939    12,448,662            --            --         21,328         227,574
                    ---------   -----------      ---------  ------------       -------   -----------      ---------     -----------
Net Increase /
   (Decrease) ....    426,179   $ 4,010,708     (4,121,620) $(49,423,947)     (381,300)  $(3,373,736)       506,538     $ 5,677,086
                    =========   ===========     ==========  ============      ========   ===========        =======     ===========

                         BOSTON PARTNERS FAMILY OF FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


                                                               SMALL CAP VALUE FUND II
                   ---------------------------------------------------------------------------------------------------------------
                   FOR THE SIX MONTHS ENDED              FOR THE             FOR THE SIX MONTHS ENDED          FOR THE
                       FEBRUARY 28, 2003               YEAR ENDED              FEBRUARY 28, 2003              YEAR ENDED
                          (UNAUDITED)               AUGUST 31, 2002               (UNAUDITED)              AUGUST 31, 2002
                   ------------------------    -------------------------   --------------------------  ---------------------------
                      INSTITUTIONAL CLASS         INSTITUTIONAL CLASS             INVESTOR CLASS             INVESTOR CLASS
                   ------------------------    -------------------------    -------------------------  ---------------------------
                     SHARES        VALUE         SHARES         VALUE          SHARES       VALUE         SHARES         VALUE
                   ----------   -----------     ----------  ------------    ----------- -------------  -----------   -------------
Sales ............  1,994,609   $29,474,935      3,033,259  $ 52,387,864     1,367,675  $ 20,085,874    19,694,143   $ 335,108,023
Repurchases ......   (829,424)  (12,242,524)    (1,737,491)  (29,229,512)   (5,267,175)  (75,683,636)  (17,135,130)   (281,011,266)
Redemption
     Fees ........         --        49,629             --       278,508            --       263,532            --       2,160,483
Reinvestments ....        810        12,113         25,072       433,751         3,757        55,758       219,187       3,772,212
                    ---------   -----------     ----------  ------------    ----------  ------------   -----------   -------------
Net Increase /
   (Decrease) ....  1,165,995   $17,294,153      1,320,840  $ 23,870,611    (3,895,743) $(55,278,472)    2,778,200   $  60,029,452
                    =========   ===========     ==========  ============    ==========  ============   ===========   =============

                                                                ALL-CAP VALUE FUND
                   ---------------------------------------------------------------------------------------------------------------
                   FOR THE SIX MONTHS ENDED              FOR THE             FOR THE SIX MONTHS ENDED          FOR THE
                       FEBRUARY 28, 2003               YEAR ENDED              FEBRUARY 28, 2003              YEAR ENDED
                          (UNAUDITED)               AUGUST 31, 2002               (UNAUDITED)              AUGUST 31, 2002
                   ------------------------    -------------------------   --------------------------  ---------------------------
                      INSTITUTIONAL CLASS         INSTITUTIONAL CLASS             INVESTOR CLASS             INVESTOR CLASS
                   ------------------------    -------------------------    -------------------------  ---------------------------
                     SHARES        VALUE         SHARES         VALUE          SHARES       VALUE         SHARES         VALUE
                   ----------   -----------     ----------  ------------    ----------- -------------  -----------   -------------
Sales ............     76,932      $663,116        191,804    $1,912,736         2,421       $21,746        14,591        $129,506
Repurchases ......     (3,280)      (30,032)          (270)       (2,468)           (2)          (20)       (5,710)        (51,619)
Reinvestments ....        604         5,490             --            --            20           181            --              --
                       ------      --------        -------    ----------         -----       -------        ------        --------
Net Increase .....     74,256      $638,574        191,534    $1,910,268         2,439       $21,907         8,881        $ 77,887
                       ======      ========        =======    ==========         =====       =======        ======        ========


                                                              LONG/SHORT EQUITY FUND
                   ---------------------------------------------------------------------------------------------------------------
                   FOR THE SIX MONTHS ENDED              FOR THE             FOR THE SIX MONTHS ENDED          FOR THE
                       FEBRUARY 28, 2003               YEAR ENDED              FEBRUARY 28, 2003              YEAR ENDED
                          (UNAUDITED)               AUGUST 31, 2002               (UNAUDITED)              AUGUST 31, 2002
                   ------------------------    -------------------------   --------------------------  ---------------------------
                      INSTITUTIONAL CLASS         INSTITUTIONAL CLASS             INVESTOR CLASS             INVESTOR CLASS
                   ------------------------    -------------------------    -------------------------  ---------------------------
                     SHARES        VALUE         SHARES         VALUE          SHARES       VALUE         SHARES         VALUE
                   ----------   -----------     ----------  ------------    ----------- -------------  -----------   -------------
Sales ............  1,069,676  $ 15,777,991      3,801,272  $ 59,876,593       209,779   $ 3,082,745     3,481,685    $ 54,398,970
Repurchases ......   (942,741)  (13,926,747)    (1,149,614)  (17,812,016)     (645,731)   (9,483,765)     (954,581)    (14,880,977)
Redemption
     Fees ........         --        88,025             --       229,813            --        66,058            --         135,613
Reinvestments ....    193,425     2,827,683         67,469     1,019,462       136,483     1,991,288        21,567         325,669
                    ---------  ------------     ----------  ------------      --------   -----------     ---------    ------------
Net Increase /
   (Decrease) ....    320,360  $  4,766,952      2,719,127  $ 43,313,852      (299,469)  $(4,343,674)    2,548,671    $ 39,979,275
                    =========  ============     ==========  ============      ========   ===========     =========    ============

----------------------------
*Commencement of operations.

                         BOSTON PARTNERS FAMILY OF FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


     There is a 1.00% redemption fee on shares redeemed which have been held 365 days or less on the Small Cap Fund II. There is a 2.00% redemption fee on shares redeemed which have been held 365 days or less on the Long/Short Equity Fund. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid in capital.

     On February 28, 2003, one shareholder held approximately 21% of the All-Cap Value Fund Institutional Class, two shareholders held 88% of the All-Cap Value Fund Investor Class, one shareholder held approximately 9% of the Mid Cap Value Fund Institutional Class, and one shareholder held approximately 10% of the Small Cap Value Fund Institutional Class.

5.   FEDERAL INCOME TAX INFORMATION

     At February 28, 2003, Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:


                                                                                              NET UNREALIZED
                                   FEDERAL TAX         UNREALIZED         UNREALIZED          APPRECIATION/
FUND                                  COST            APPRECIATION       DEPRECIATION         DEPRECIATION
----                               ------------       ------------      --------------        --------------
Large Cap Value Fund               $ 52,235,616        $ 1,191,330       $ (6,889,633)        $ (5,698,303)
Mid Cap Value Fund                   63,020,536          1,746,216         (6,734,610)          (4,988,394)
Small Cap Value Fund                257,726,662         10,058,014        (50,451,058)         (40,393,044)
All-Cap Value Fund                    2,570,037             87,165           (269,706)            (182,541)
Long/Short Equity Fund                9,941,447         19,158,824        (18,817,054)             341,770


     As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                             UNDISTRIBUTED       UNDISTRIBUTED
                                               ORDINARY            LONG-TERM
FUND                                            INCOME               GAINS
----                                         -------------       -------------
Large Cap Value Fund                          $  289,951           $436,278
Mid Cap Value Fund                                 1,596                 --
Small Cap Value Fund                                  --             71,052
All-Cap Value Fund                                   476                 --
Long/Short Equity Fund                         4,901,696                 --

     At August 31, 2002, the Funds had capital loss carryforwards available to offset future capital gains through the indicated expiration dates:

                                                     EXPIRING AUGUST 31,
FUND                                              2009                2010
----                                            ----------         ----------
Mid Cap Value Fund                                 $--              $419,138

     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2002, the Large Cap Value Fund, Small Cap Value Fund, All-Cap Value Fund and Long/Short Equity Fund incurred post-October capital losses of $1,972,139, $1,252,149, $9,359 and $526,524, respectively. For the year ended August 31, 2002, the Long/Short Equity Fund incurred post-October currency losses of $451. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

                         BOSTON PARTNERS FAMILY OF FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                   (UNAUDITED)


     The tax character of dividends and distributions paid during the last two fiscal years were as follows:


                                                 ORDINARY            LONG-TERM
FUND                                              INCOME               GAINS             TOTAL
----                                            -----------         ----------        -----------
Large Cap Value Fund
                                2002            $ 3,666,759         $2,195,046        $ 5,861,805
                                2001            $ 1,715,208         $       --        $ 1,715,208
Mid Cap Value Fund
                                2002            $13,058,496         $       --        $13,058,496
                                2001               $805,596         $       --        $   805,596
Small Cap Value Fund
                                2002            $ 4,099,661         $  238,190        $ 4,337,851
                                2001            $   114,896         $       --        $   114,896
All-Cap Value Fund
                                2002            $       --          $       --        $        --
                                2001                    N/A                N/A                N/A
Long/Short Equity Fund
                                2002            $ 1,290,287         $   86,215        $ 1,376,502
                                2001            $    17,296         $       --        $    17,296

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INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
28 State Street
Boston, MA 02109

ADMINISTRATOR/TRANSFER AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Rd.
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996





This report is submitted for the general information of the shareholders of each Fund. It is not authorized for the distribution to prospective investors in the Funds unless it is preceded or accompanied by a current prospectus which includes details regarding the Fund's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in the Funds will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.


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